                                 SCHWABFUNDS(R)

                                     [LOGO]

                                     SCHWAB
                                   SMALL-CAP
                                 INDEX FUND(R)

Semi-Annual Report
April 30, 1997

Dear Shareholder,

[Photo of           With the support of investors like you, SchwabFunds(R)
 Charles            continues to be among the largest and fastest-growing mutual
 R. Schwab]         fund complexes in the nation. Charles Schwab Investment
                    Management, Inc. (CSIM) manages over $47 billion in assets for more than 2.5 million SchwabFunds shareholders. Today, CSIM offers investors 30 funds spanning a spectrum of financial markets and investing styles.

You'll find in-depth information on the performance of your SchwabFunds investment in the following pages.

LONG-TERM INVESTMENT STRATEGIES

When it comes to investing, patience is a virtue. Given the recent market volatility, it is important to maintain the discipline to adhere to your asset allocation plan and to ensure you have a diversified investment portfolio. We created the SchwabFunds Family to offer time-tested strategies for long-term investing -- Indexing, Asset Allocation, Quantitative Models and Fund-of-Funds -- and to provide investors with easy, cost-efficient options to help achieve portfolio diversification. Furthermore, the tax-efficient strategy employed by our index funds can help you retain more of what your investments earn.

COMMITMENT TO VALUE

In our ongoing commitment to provide cost-efficient ways for you to invest, we recently reduced the operating expense ratios and introduced a new class of shares -- Select Shares -- for each of our four index funds. Select Shares have among the lowest fund expenses in the industry and offer investors even greater savings through significantly lower expense ratios.

EXPANDING CHANNELS OF COMMUNICATION

If you're among the millions of people exploring the Internet, I encourage you to visit our Web site at www.schwab.com/funds. There you'll find a wealth of online information on SchwabFunds as well as other resources available at Schwab. You can also access mutual fund performance data, chart daily net asset values, request a free fund prospectus, trade funds and more -- all from the comfort of your home or office, 24 hours a day. Continuing our efforts to provide you with up-to-date, useful information, we have recently added monthly portfolio manager commentaries on selected SchwabFunds to our Web site. In these commentaries, our expert portfolio managers offer insights into market trends and the effects of those trends on fund performance.

Thank you for placing your trust in SchwabFunds. We will continue to explore new strategies to help meet your investment needs and to provide you with timely information on SchwabFunds.

                                        /s/ Charles R. Schwab
                                        ---------------------
                                            Charles R. Schwab

                                                KEEP YOUR
                                                MONEY WORKING
                                                HARDER!
                                                ----------------------------
                                                USE THIS ENVELOPE TO EASILY
                                                ADD TO YOUR SCHWAB FUNDS.
CHARLES SCHWAB

WE'VE MADE IT EASIER FOR YOU! TAKE ADVANTAGE OF THIS OPPORTUNITY TO ADD TO YOUR SCHWABFUNDS(R) INVESTMENT.

Now, you can add to your account by using this convenient Schwab investment envelope. It's a simple, easy way to increase your investment. You can also have money transferred to your fund directly from your bank account or payroll check using Schwab's free Automatic Investment Plan (AIP). If you'd like more information on AIP, just check the appropriate box on the coupon. We'll send you everything you need to get started.

DON'T DELAY. USE THIS CONVENIENT INVESTMENT ENVELOPE AND SEND YOUR CHECK TODAY!

THE AUTOMATIC INVESTMENT PLAN DOES NOT INSURE PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS.

--------------------------------------------------------------------------------
                               PLEASE DETACH HERE

SCHWABFUNDS(R)
INVESTMENT COUPON
--------------------------------------------------------------------------------
Please enclose your check and this completed investment coupon in the attached postage-paid envelope.

________________________________________________________________________________
NAME

$_______________________________________________________________________________
AMOUNT OF INVESTMENT

________________________________________________________________________________
SIGNATURE

[ ] Check here if you would like more investment coupons for future use.

[ ] Check here if you would like more information on Schwab's Automatic
    Investment Plan (AIP).


                             __________-__________
                             SCHWAB ACCOUNT NUMBER

Please indicate to which SchwabFund your investment should go:

[ ] Schwab S&P 500 Fund
[ ] Schwab Small-Cap Index Fund(R)
[ ] Schwab International Index Fund(R)
[ ] Schwab Analytics Fund(TM)
[ ] Schwab OneSource Portfolios - International
[ ] Schwab OneSource Portfolios - Growth Allocation
[ ] Schwab OneSource Portfolios - Balanced Allocation
[ ] Schwab Asset Director(R) - High Growth Fund
[ ] Schwab Asset Director(R) - Balanced Growth Fund
[ ] Schwab Asset Director(R) - Conservative Growth Fund

IF NO FUND IS INDICATED, YOUR INVESTMENT WILL GO INTO THE SWEEP ACCOUNT YOU'VE DESIGNATED.

*This envelope may not be used for initial investments. Subsequent investment minimum is $100.

(C) 1997 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE Printed on recycled paper. TF4794C(5/97) CRS 20061

(LIFT HERE FOR MORE INFORMATION)

CHARLES SCHWAB

JUST FOLLOW THESE EASY STEPS TO INVEST IN YOUR SCHWABFUNDS(R) ACCOUNT:

1. Fill out the Schwab investment coupon completely, including your name, account number, amount of your check and signature. Please use one coupon for each account.

2. Make your check payable to CHARLES SCHWAB & CO., INC., and enclose your check with the completed coupon in this postage-paid envelope.

3. Then just drop your SchwabFunds investment envelope in the mail today - and start putting your money to work. If you have any questions, don't hesitate to call 1-800-2 NO-LOAD.


This envelope is intended for shareholders who have already received a current SchwabFunds prospectus.

ATTN: Dept. AIP333-4                                       NO POSTAGE
                                                          NECESSARY IF
                                                         MAILED IN THE
               BUSINESS REPLY MAIL                       UNITED STATES
FIRST-CLASS MAIL   PERMIT NO. 18125    SAN FRANCISCO, CA
       POSTAGE WILL BE PAID BY ADDRESSEE

        CHARLES SCHWAB & CO INC
        PO BOX 7778
        SAN FRANCISCO  CA 94120-9419

                               TABLE OF CONTENTS

A WORD FROM SCHWABFUNDS(R) ..............................................      2
FUND PERFORMANCE ........................................................      3
TAX-SMART INVESTMENT STRATEGY ...........................................      4
FUND HOLDINGS ...........................................................      5
THE PORTFOLIO MANAGEMENT TEAM ...........................................      7
MARKET OVERVIEW .........................................................      8
QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM ..............................     13
FINANCIAL STATEMENTS AND NOTES ..........................................     17

A WORD FROM SCHWABFUNDS(R)

We are pleased to report on the performance of the Schwab Small-Cap Index Fund(R) (the Fund) for the six-month period ended April 30, 1997. During the period, the Fund achieved its primary objective of tracking the price and dividend performance of the Schwab Small-Cap Index(R) (the Index). It also succeeded in maintaining the tax efficiencies and low costs designed to maximize long-term performance results, as explained on the following pages.

NEW LOWER EXPENSE RATIOS

In their tradition of providing low-cost investing, Schwab and Charles Schwab Investment Management, Inc. (CSIM) lowered the operating expense ratio (OER) for the Fund, from 0.59% to 0.49% (effective February 28, 1997). In addition to lowering the Fund's OER, Schwab and CSIM have created a new class of shares for the Fund, Select Shares, with an even lower OER.

                          SCHWAB SMALL-CAP INDEX FUND
                  GROWTH IN NET ASSETS AND NUMBER OF ACCOUNTS

                                  [LINE GRAPH]

                 DATE           TOTAL ASSETS         TOTAL # OF ACCOUNTS
                 ----           ------------         -------------------
                Dec-93          $ 44,656,627                 9,839
                Jan-94          $ 49,672,858                13,121
                Feb-94          $ 54,131,066                11,271
                Mar-94          $ 54,623,517                11,861
                Apr-94          $ 57,000,966                12,273
                May-97          $ 57,674,788                12,521
                Jun-94          $ 57,455,901                12,694
                Jul-94          $ 61,221,482                13,085
                Aug-94          $ 66,248,931                15,740
                Sep-94          $ 66,740,791                13,316
                Oct-94          $ 68,128,086                13,385
                Nov-94          $ 67,524,682                13,546
                Dec-94          $ 70,719,651                13,711
                Jan-95          $ 71,233,434                13,937
                Feb-95          $ 74,928,456                13,984
                Mar-95          $ 79,552,370                14,078
                Apr-95          $ 83,951,001                14,348
                May-95          $ 87,423,469                14,616
                Jun-95          $ 95,452,534                15,100
                Jul-95          $107,765,285                15,792
                Aug-95          $114,839,076                16,609
                Sep-95          $123,741,929                17,520
                Oct-95          $122,072,444                18,007
                Nov-95          $131,786,085                18,525
                Dec-95          $138,479,661                19,126
                Jan-96          $144,469,083                19,973
                Feb-96          $158,389,989                20,745
                Mar-96          $165,801,285                21,515
                Apr-96          $184,314,000                22,685
                May-96          $202,700,000                24,135
                Jun-96          $200,367,000                24,839
                Jul-96          $186,278,000                25,177
                Aug-96          $198,807,000                25,282
                Sep-96          $212,498,000                25,810
                Oct-96          $209,125,000                25,986
                Nov-96          $220,803,793                26,066
                Dec-96          $232,840,606                26,600
                Jan-97          $244,898,130                27,392
                Feb-97          $237,219,541                27,586
                Mar-97          $262,821,855                27,657
                Apr-97          $271,147,650                27,918

Net Assets $271,147,650
Accounts 27,918
*Commencement of Fund Operations

Select Shares, which became available on May 19, 1997, was created to give investors a more cost-effective way to invest. This new class of shares offers a significantly lower expense ratio and requires a minimum initial deposit of $50,000. With an OER of only 0.38%, the expense ratio for the Small-Cap Index Fund--Select Shares is among the lowest for small-cap funds. 1 All the OERs for the Fund are guaranteed through at least February 29, 2000.

FUND PERFORMANCE

The table below compares the total returns for various periods ended April 30, 1997 for the Schwab Small-Cap Index Fund(R), the Schwab Small-Cap Index(R), Russell 2000 Index (Russell 2000), the S&P Small-Cap 600(R) Index (S&P 600), and the S&P 500(R) Index (S&P 500).

                                                      TOTAL RETURNS
=======================================================================================================
                                                                 Cumulative Since     Average Annual
                                                                  Fund Inception   Since Fund Inception
                                        Six-Month  One-Year         (12/3/93)           (12/3/93)
-------------------------------------------------------------------------------------------------------
Schwab Small-Cap
Index Fund                               -0.01%     -1.03%            37.56%               9.79%
-------------------------------------------------------------------------------------------------------
Schwab Small-Cap
Index                                     0.92%      0.66%            42.99%              11.04%
-------------------------------------------------------------------------------------------------------
Russell 2000                              1.60%      0.06%            42.36%              10.90%
-------------------------------------------------------------------------------------------------------
S&P 600                                   1.75%      3.76%            46.89%              11.92%
-------------------------------------------------------------------------------------------------------
S&P 500                                  14.71%     25.12%            87.30%              20.18%
-------------------------------------------------------------------------------------------------------

As of March 31, 1997, the six-month, one-year, cumulative since fund inception, and average annual since fund inception total returns for the Schwab Small-Cap Index Fund were -2.54%, 3.68%, 36.54%, and 9.81%, respectively.

TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The Investment Manager and Schwab waived a portion of their fees during the reporting period, and have guaranteed that maximum total operating expenses will not exceed 0.49% through at least 2/29/2000. Without fee waivers and guarantees, for the period ended 4/30/97, the Fund's six-month, one-year, cumulative since fund inception, and average annual since fund inception total returns would have been -0.18%, -1.37%, 35.69%, and 9.35%, respectively. For the period ended 3/31/97, the Fund's six-month, one-year, cumulative since fund inception, and average annual since fund inception total returns would have been -2.72%, 3.32%, 34.99%, and 9.43%, respectively. Indices are unmanaged, and unlike the Fund, do not reflect advisory and other fees associated with an investment in the Fund. Investors cannot invest in an index directly.

1 Source: Morningstar, Inc. Based on the average OER of 1.52% for 459 small-cap funds as of 4/30/97.

TAX-SMART INVESTMENT STRATEGY

The Schwab Small-Cap Index Fund(R) seeks to maximize its after-tax performance for investors by minimizing capital gain distributions. This strategy is designed to help you keep more of what your money earns. The following chart illustrates the effects of this strategy.

                   ONE-YEAR TOTAL RETURN AS OF APRIL 30, 1997
===================================================================================
                                           Before-Tax    After-Tax   %Lost to Taxes
-----------------------------------------------------------------------------------
Schwab Small-Cap
Index Fund                                   -1.03%        -1.20%          0.17%
-----------------------------------------------------------------------------------
Average Small
Company Fund                                 -3.49%        -5.78%         -2.29%
-----------------------------------------------------------------------------------

Source for average small company fund is Morningstar, Inc. for 459 small-cap funds as of 4/30/97. After-tax returns assume the maximum Federal tax rate of 39.6% on dividends and 28% on capital gain distributions. Tax rates vary and may be higher or lower than those shown. TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The Investment Manager and Schwab waived a portion of their fees during the reporting period, and have guaranteed that maximum total operating expenses will not exceed 0.49% through at least 2/29/2000. Without this waiver and guarantee, the Fund's total return would have been lower.

FUND HOLDINGS

The Fund's portfolio is diversified across the second largest 1,000 publicly traded U.S. companies and a broad range of sectors and industries. Following is a list of the Fund's ten largest holdings as well as a diversification chart showing the economic sectors in which the Fund was invested. Both are as of April 30, 1997 and are not necessarily indicative of the Fund's future holdings. A complete listing of the Fund's portfolio holdings, also as of April 30, 1997, can be found in the Statement of Net Assets section of this report. Unlike the Statement of Net Assets, information is shown here as a percentage of the Fund's investments, not as a percentage of the Fund's net assets.

FUND'S TOP TEN HOLDINGS AS A
PERCENTAGE OF FUND INVESTMENTS
================================================================================

INVESTMENT                                                                   %
--------------------------------------------------------------------------------
U.S.A. Waste Services, Inc.                                                0.48
--------------------------------------------------------------------------------
Dell Computer Corp.                                                        0.39
--------------------------------------------------------------------------------
Compuware Corp.                                                            0.38
--------------------------------------------------------------------------------
Quantum Corp.                                                              0.34
--------------------------------------------------------------------------------
McAfee Associates, Inc.                                                    0.33
--------------------------------------------------------------------------------
Republic Industries, Inc.                                                  0.31
--------------------------------------------------------------------------------
Conseco, Inc.                                                              0.29
--------------------------------------------------------------------------------
U.S. Robotics Corp.                                                        0.25
--------------------------------------------------------------------------------
Interstate Bakeries Corp.                                                  0.25
--------------------------------------------------------------------------------
Tencor Instruments                                                         0.25
================================================================================
TOTAL                                                                      3.27%

SCHWAB SMALL-CAP INDEX FUND (R)
ECONOMIC SECTOR DIVERSIFICATION


Materials & Service      21.27%                [PIE GRAPH]
Finance                  18.91%
Energy                    6.46%
Consumer Non-Durables    20.10%
Consumer Durables         4.15%
Capital Goods             6.01%
Utilities                 5.36%
Transportation            3.10%
Technology               14.64%

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD -- Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the Fund's portfolio. Steve joined CSIM as Vice President and Portfolio Manager in April 1991, and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was the Vice President and Portfolio Manager at Federated Investors.

GERI HOM -- Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the Fund's portfolio. Geri joined CSIM in March 1995 as Portfolio Manager and was promoted to her current position in December 1996. She currently manages approximately $4 billion in assets. Prior to joining CSIM, Geri was a Principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko.

The following market overview and answers to questions are provided by the Portfolio Management Team.

MARKET OVERVIEW

                              REAL GDP GROWTH RATE

                                  [BAR GRAPH]

                                               Real GDP
                                Q1 1990          4.1%
                                Q2 1990          1.3%
                                Q3 1990         -1.9%
                                Q4 1990         -4.1%
                                Q1 1991         -2.2%
                                Q2 1991          1.7%
                                Q3 1991          1.0%
                                Q4 1991          1.0%
                                Q1 1992          4.7%
                                Q2 1992          2.5%
                                Q3 1992          3.0%
                                Q4 1992          4.3%
                                Q1 1993         -0.1%
                                Q2 1993          1.9%
                                13 1993          2.3%
                                Q4 1993          4.8%
                                Q1 1994          2.5%
                                Q2 1994          4.9%
                                Q3 1994          3.5%
                                Q4 1994          3.0%
                                Q1 1995          0.4%
                                Q2 1995          0.7%
                                Q3 1995          3.8%
                                Q4 1995          0.3%
                                Q1 1996          2.0%
                                Q2 1996          4.7%
                                Q3 1996          2.1%
                                Q4 1996          3.8%
                                Q1 1997          5.8%

- The economy continued to expand at a healthy rate during the reporting period. The GDP growth rate was 3.2% for the 1996 calendar year and a very strong 5.8% for the first quarter of 1997 -- the highest level since the fourth quarter of 1987.

- These strong growth rates resulted in a focus on the apparent strength of the economy, its potential impact on future inflation, and the potential for more restrictive Federal Reserve policy.

- At the time of this writing, the economy appears to be on track for moderate growth, continuing the six-year expansion which began in 1991.

                             U.S. UNEMPLOYMENT RATE

                                  [LINE GRAPH]

                              Jan-90          5.3%
                              Feb-90          5.3%
                              Mar-90          5.2%
                              Apr-90          5.4%
                              May-90          5.3%
                              Jun-90          5.1%
                              Jul-90          5.4%
                              Aug-90          5.6%
                              Sep-90          5.7%
                              Oct-90          5.8%
                              Nov-90          6.0%
                              Dec-90          6.2%
                              Jan-91          6.3%
                              Feb-91          6.5%
                              Mar-91          6.8%
                              Apr-91          6.6%
                              May-91          6.8%
                              Jun-91          6.8%
                              Jul-91          6.7%
                              Aug-91          6.8%
                              Sep-91          6.8%
                              Oct-91          6.9%
                              Nov-91          6.9%
                              Dec-91          7.1%
                              Jan-92          7.1%
                              Feb-92          7.3%
                              Mar-92          7.3%
                              Apr-92          7.3%
                              May-92          7.4%
                              Jun-92          7.7%
                              Jul-92          7.6%
                              Aug-92          7.6%
                              Sep-92          7.5%
                              Oct-92          7.4%
                              Nov-92          7.3%
                              Dec-92          7.3%
                              Jan-93          7.1%
                              Feb-93          7.0%
                              Mar-93          7.0%
                              Apr-93          7.0%
                              May-93          6.9%
                              Jun-93          6.9%
                              Jul-93          6.8%
                              Aug-93          6.7%
                              Sep-93          6.7%
                              Oct-93          6.7%
                              Nov-93          6.5%
                              Dec-93          6.4%
                              Jan-94          6.7%
                              Feb-94          6.6%
                              Mar-94          6.5%
                              Apr-94          6.4%
                              May-94          6.0%
                              Jun-94          6.0%
                              Jul-94          6.1%
                              Aug-94          6.1%
                              Sep-94          5.9%
                              Oct-94          5.6%
                              Nov-94          5.6%
                              Dec-94          5.4%
                              Jan-95          5.6%
                              Feb-95          5.4%
                              Mar-95          5.8%
                              Apr-95          5.7%
                              May-95          5.7%
                              Jun-95          5.6%
                              Jul-95          5.7%
                              Aug-95          5.3%
                              Sep-95          5.6%
                              Oct-95          5.5%
                              Nov-95          5.6%
                              Dec-95          5.6%
                              Jan-96          5.8%
                              Feb-96          5.5%
                              Mar-96          5.6%
                              Apr-96          5.4%
                              May-96          5.6%
                              Jun-96          5.3%
                              Jul-96          5.4%
                              Aug-96          5.1%
                              Sep-96          5.2%
                              Oct-96          5.2%
                              Nov-96          5.3%
                              Dec-96          5.3%
                              Jan-97          5.4%
                              Feb-97          5.3%
                              Mar-97          5.2%
                              Apr-97          4.9%

- The unemployment rate during 1996 remained near its lows for the decade, and declined further to 4.9% in April 1997, the lowest rate since December 1973. Many economists have questioned how long such low levels of unemployment can continue without generating inflationary pressures on wages and, ultimately, prices.

                             MEASURES OF INFLATION

                                  [BAR GRAPH]


                                   CPI & ECI

CONSUMER PRICE INDEX - ALL ITEMS YOY % CHANGE
EMPLOYMENT COST INDEX SA (INCLUDES BOTH WAGES AND SALARIES AND BENEFITS
  COMPONENTS) - YOY % CHANGE
SOURCE: BLOOMBERG L.P.
RED = DATA INPUTS

--------------------------------------------------------------------------------
               Data for Graph
               --------------
                   Monthly              Quarterly
                Consumer Price       Employment Cost
                 Index - YOY %         Index - YOY %
                    Change                Change
--------------------------------------------------------------------------------
Jan-90              5.2%                  5.3%
Feb-90              5.3%                  5.3%
Mar-90              5.2%                  5.3%
Apr-90              4.7%                  5.4%
May-90              4.4%                  5.4%
Jun-90              4.7%                  5.4%
Jul-90              4.8%                  5.1%
Aug-90              5.6%                  5.1%
Sep-90              6.2%                  5.1%
Oct-90              6.3%                  4.8%
Nov-90              6.3%                  4.8%
Dec-90              6.1%                  4.8%
Jan-91              5.7%                  4.6%
Feb-91              5.3%                  4.6%
Mar-91              4.9%                  4.6%
Apr-91              4.9%                  4.5%
May-91              5.0%                  4.5%
Jun-91              4.7%                  4.5%
Jul-91              4.4%                  4.3%
Aug-91              3.8%                  4.3%
Sep-91              3.4%                  4.3%
Oct-91              2.9%                  4.2%
Nov-91              3.0%                  4.2%
Dec-91              3.1%                  4.2%
Jan-92              2.6%                  4.1%
Feb-92              2.8%                  4.1%
Mar-92              3.2%                  4.1%
Apr-92              3.2%                  3.5%
May-92              3.0%                  3.5%
Jun-92              3.1%                  3.5%
Jul-92              3.2%                  3.4%
Aug-92              3.1%                  3.4%
Sep-92              3.0%                  3.4%
Oct-92              3.2%                  3.5%
Nov-92              3.0%                  3.5%
Dec-92              2.9%                  3.5%
Jan-93              3.3%                  3.4%
Feb-93              3.2%                  3.4%
Mar-93              3.1%                  3.4%
Apr-93              3.2%                  3.6%
May-93              3.2%                  3.6%
Jun-93              3.0%                  3.6%
Jul-93              2.8%                  3.6%
Aug-93              2.8%                  3.6%
Sep-93              2.7%                  3.6%
Oct-93              2.8%                  3.4%
Nov-93              2.7%                  3.4%
Dec-93              2.7%                  3.4%
Jan-94              2.5%                  3.2%
Feb-94              2.5%                  3.2%
Mar-94              2.5%                  3.2%
Apr-94              2.4%                  3.1%
May-94              2.3%                  3.1%
Jun-94              2.5%                  3.1%
Jul-94              2.8%                  3.1%
Aug-94              2.9%                  3.1%
Sep-94              3.0%                  3.1%
Oct-94              2.6%                  3.0%
Nov-94              2.7%                  3.0%
Dec-94              2.7%                  3.0%
Jan-95              2.8%                  3.0%
Feb-95              2.9%                  3.0%
Mar-95              2.9%                  3.0%
Apr-95              3.1%                  3.0%
May-95              3.2%                  3.0%
Jun-95              3.0%                  3.0%
Jul-95              2.8%                  2.8%
Aug-95              2.6%                  2.8%
Sep-95              2.5%                  2.8%
Oct-95              2.8%                  2.8%
Nov-95              2.6%                  2.8%
Dec-95              2.5%                  2.8%
Jan-96              2.7%                  2.9%
Feb-96              2.7%                  2.9%
Mar-96              2.8%                  2.9%
Apr-96              2.9%                  2.9%
May-96              2.9%                  2.9%
Jun-96              2.8%                  2.9%
Jul-96              3.0%                  2.9%
Aug-96              2.9%                  2.9%
Sep-96              3.0%                  2.9%
Oct-96              3.0%                  3.0%
Nov-96              3.3%                  3.0%
Dec-96              3.3%                  3.0%
Jan-97              3.0%                  2.8%
Feb-97              3.0%                  2.8%
Mar-97              2.8%                  2.8%
Apr-97              2.5%
--------------------------------------------------------------------------------

- Both the Employment Cost Index and Consumer Price Index (CPI) remained in check throughout 1996 as well as the first quarter of 1997, reflecting continued low levels of inflation.

- CPI rose 3.3% in 1996, the highest annual rate since 1990. However, the core rate (which excludes the more volatile food and energy components) rose just 2.6%, the lowest rate since 1965.

- The Federal Reserve has indicated its belief that the economy remains at risk to inflation and that it is poised to act preemptively by raising interest rates if necessary. The Federal Reserve did take action in March, increasing the Fed Funds Rate by 0.25% to 5.50%.

                 TOTAL RETURN OF A HYPOTHETICAL DOLLAR INVESTED
                         IN FOUR BROAD MARKET INDICIES

                                  [LINE CHART]

                                               Growth of a $ Investment
                                              --------------------------
                                                                Lehman
                                                                  MF
                                  Schwab         Schwab         General
                                Small Cap     International     US Govt.
                    S&P 500       Index          Index           Index
                    -------     ---------     -------------     --------
                    $1.000       $1.000          $1.000          $1.000
Nov-96              $1.076       $1.040          $1.046          $1.017
Dec-96              $1.054       $1.059          $1.037          $1.007
Jan-97              $1.120       $1.084          $1.003          $1.008
Feb-97              $1.129       $1.058          $1.019          $1.010
Mar-97              $1.083       $1.006          $1.026          $0.999
Apr-97              $1.147       $1.009          $1.037          $1.013

Past performance is no guarantee of future results. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Total return assumes reinvestment of all dividend and capital gain distributions. Indices are unmanaged, and unlike funds, do not reflect advisory and other fees associated with an investment in funds. Investors cannot invest in an index directly.

- Large-cap domestic stocks, as represented by the S&P 500 Index, were clearly the strongest performing asset class -- achieving a 14.71% return during the six-month reporting period.

- Although positive, domestic small-cap stocks (as represented by the Schwab Small-Cap Index) and international stocks (as represented by the Schwab International Index) both lagged the S&P 500 Index significantly, with six-month returns of 0.92% and 3.74%, respectively.

- The six-month total return for U.S. Government bonds (as represented by the Lehman Brothers General U.S. Government Index) was 1.32%.

                         S&P 500* PRICE/EARNINGS RATIO

                                  [LINE CHART]

                              Jan-90          14.37
                              Feb-90          14.21
                              Mar-90          14.77
                              Apr-90          14.82
                              May-90          15.84
                              Jun-90          16.66
                              Jul-90          16.65
                              Aug-90          15.57
                              Sep-90           14.9
                              Oct-90          14.36
                              Nov-90          14.59
                              Dec-90          15.19
                              Jan-91          14.95
                              Feb-91          16.82
                              Mar-91          17.48
                              Apr-91          17.85
                              May-91          17.92
                              Jun-91          17.96
                              Jul-91          18.07
                              Aug-91          19.72
                              Sep-91          19.88
                              Oct-91          19.92
                              Nov-91          21.02
                              Dec-91          21.85
                              Jan-92          23.35
                              Feb-92          23.83
                              Mar-92          25.45
                              Apr-92          25.51
                              May-92          25.71
                              Jun-92          25.08
                              Jul-92          25.61
                              Aug-92           25.5
                              Sep-92          24.37
                              Oct-92          23.94
                              Nov-92          24.08
                              Dec-92          24.01
                              Jan-93           24.2
                              Feb-93          24.25
                              Mar-93          24.22
                              Apr-93           23.2
                              May-93          23.21
                              Jun-93          22.58
                              Jul-93          22.52
                              Aug-93          23.02
                              Sep-93          23.74
                              Oct-93          23.97
                              Nov-93          22.55
                              Dec-93          23.55
                              Jan-94          22.98
                              Feb-94          21.17
                              Mar-94          20.34
                              Apr-94           20.1
                              May-94          20.16
                              Jun-94          19.76
                              Jul-94          18.64
                              Aug-94           18.9
                              Sep-94          18.26
                              Oct-94          17.55
                              Nov-94          16.58
                              Dec-94          16.98
                              Jan-95          16.23
                              Feb-95           16.2
                              Mar-95           16.5
                              Apr-95          16.02
                              May-95          16.43
                              Jun-95          16.82
                              Jul-95          16.55
                              Aug-95          16.18
                              Sep-95          16.86
                              Oct-95          16.18
                              Nov-95          17.14
                              Dec-95          17.41
                              Jan-96          18.11
                              Feb-96          18.56
                              Mar-96          18.94
                              Apr-96          19.16
                              May-96          19.48
                              Jun-96           19.3
                              Jul-96          18.31
                              Aug-96          18.62
                              Sep-96          19.75
                              Oct-96           19.6
                              Nov-96          21.05
                              Dec-96           20.7
                              Jan-97          20.55
                              Feb-97          20.98
                              Mar-97          19.87
                              Apr-97          20.24


     The price/earnings ratio, also known as a multiple, is the price of a stock divided by its earnings per share and generally indicates how much investors are willing to pay for a company's earnings potential.

- The price/earnings ratio for the S&P 500 Index was 20 at the close of the reporting period, well above its 30-year mean of 15, but below its 1991 and 1987 highs of 26 and 22, respectively.

- Based on other traditional measures such as the price-to-book value ratio or dividend yield, the U.S. stock market valuation reached historical highs during the reporting period.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM

Q. HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A. The total return for Schwab Small-Cap Index Fund(R) for the six-month period ended April 30, 1997 was -0.01%. As shown in the Market Overview section, small-cap stock returns continued to be dwarfed by the returns of large-cap domestic stocks during the reporting period. Following relatively strong returns from November through January, small-cap stocks experienced a decline of over 7% during February and March -- erasing the gains achieved earlier in the reporting period. Unlike large-cap stocks which rebounded in April, small-cap stocks finished out the period essentially unchanged. As shown on the graph at right, the Fund continued to closely track the performance of its benchmark, the Schwab Small-Cap Index(R).

Q. HOW DID THE PERFORMANCE OF THE SCHWAB SMALL-CAP INDEX COMPARE TO THE S&P 600(R) SMALL-CAP INDEX (S&P 600 INDEX) DURING THE REPORTING PERIOD? HOW DO THESE INDEXES COMPARE TO THE RUSSELL 2000 INDEX?

A. As shown on the next page, the Schwab Small-Cap Index and the S&P 600 Index continue to track very closely, with the Schwab Small-Cap Index slightly underperforming the S&P 600 Index on an inception-to-date basis. For the six-month reporting period, the total return of the Schwab Small-Cap Index was 0.92%, below the 1.75% return of the S&P 600 Index. Because the composition of the two indices is different, we expect that there will be periodic discrepancies in their performance. The Schwab Small-Cap Index represents stocks of the second 1,000 largest U.S. corporations (excluding investment companies) while the S&P 600 Index contains 600 stocks selected by Standard & Poor's. There are also differences in index characteristics, such as industry concentration. It is important to note that investors cannot invest directly in either index.

You may have noticed the addition of a new comparative index to the historical performance graph -- the Russell 2000 Index. This index will eventually replace the S&P 600 Index as a basis for comparing the Fund's return to a well recognized small-cap index. Our primary reason for implementing this change is that the composition and construction of the Russell 2000 Index are much more consistent with the Schwab Small-Cap Index. For example, as of April 30, 1997,

                COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL
             $10,000 INVESTMENT IN SCHWAB SMALL-CAP INDEX FUND(R),
                  SCHWAB SMALL-CAP INDEX(R), S&P 500(R) INDEX,
               S&P 600(R) SMALL-CAP INDEX, AND RUSSELL 2000 INDEX

                                  [LINE GRAPH]

GRAPH AREA (PLOT POINTS) FOR SMALL CAP INDEX FUND

                                                   Schwab Small-Cap Index Fund
                                                   Average Annual Total Returns
                                                      Through April 30, 1997
                                                   ----------------------------
                                                   One Year     Since Inception
                                                    -1.03%           9.79%

                SMALL CAP       SMALL-CAP
DATE           INDEX FUND         INDEX         S&P 500         S&P 600         RUSSELL 2000
----           ----------       ---------       -------         -------         ------------
12/3/93          $10,000         $10,000        $10,000         $10,000            $10,000
12/31/93         $10,154         $10,234        $10,051         $10,232            $10,186
1/31/94          $10,394         $10,469        $10,392         $10,473            $10,505
2/28/94          $10,334         $10,430        $10,111         $10,443            $10,467
3/31/94          $ 9,783         $ 9,871        $ 9,671         $ 9,693            $ 9,915
4/30/94          $ 9,753         $ 9,847        $ 9,795         $ 9,839            $ 9,974
5/31/94          $ 9,613         $ 9,692        $ 9,954         $ 9,644            $ 9,861
6/30/94          $ 9,333         $ 9,419        $ 9,710         $ 9,286            $ 9,529
7/31/94          $ 9,493         $ 9,614        $10,029         $ 9,401            $ 9,685
8/31/94          $10,134         $10,249        $10,439         $10,042            $10,225
9/30/94          $10,094         $10,191        $10,184         $ 9,990            $10,190
10/31/94         $10,064         $10,149        $10,413         $ 9,890            $10,149
11/30/94         $ 9,663         $ 9,767        $10,034         $ 9,513            $ 9,739
12/31/94         $ 9,841         $10,000        $10,182         $ 9,744            $10,000
1/31/95          $ 9,730         $ 9,838        $10,446         $ 9,606            $ 9,874
2/28/95          $10,082         $10,229        $10,852         $10,002            $10,285
3/31/95          $10,334         $10,442        $11,172         $10,204            $10,461
4/30/95          $10,566         $10,671        $11,501         $10,432            $10,693
5/31/95          $10,717         $10,809        $11,960         $10,595            $10,877
6/30/95          $11,211         $11,356        $12,237         $11,176            $11,441
7/31/95          $11,866         $12,021        $12,642         $12,031            $12,100
8/31/95          $12,077         $12,270        $12,674         $12,292            $12,351
9/30/95          $12,309         $12,510        $13,208         $12,606            $12,572
10/31/95         $11,785         $11,910        $13,161         $11,984            $12,010
11/30/95         $12,329         $12,114        $13,737         $12,458            $12,514
12/31/95         $12,562         $12,782        $14,003         $12,663            $12,845
1/31/96          $12,491         $12,749        $14,479         $12,691            $12,831
2/29/96          $12,967         $13,261        $14,613         $13,106            $13,231
3/31/96          $13,170         $13,492        $14,754         $13,387            $13,505
4/30/96          $13,899         $14,206        $14,970         $14,156            $14,227
5/31/96          $14,384         $14,692        $15,355         $14,659            $14,788
6/30/96          $13,848         $14,222        $15,414         $14,084            $14,180
7/31/96          $12,643         $13,075        $14,732         $13,115            $12,942
8/31/96          $14,413         $13,904        $15,043         $13,925            $13,964
9/30/96          $14,010         $14,416        $15,889         $14,536            $14,230
10/31/96         $13,757         $14,169        $16,327         $14,435            $14,010
11/30/96         $14,344         $14,733        $17,561         $15,185            $14,588
12/31/96         $14,508         $15,007        $17,213         $15,363            $14,970
1/31/97          $14,895         $15,361        $18,288         $15,619            $15,269
2/28/97          $14,376         $14,986        $18,432         $15,295            $14,900
3/31/97          $13,654         $14,257        $17,676         $14,510            $14,196
4/30/97          $13,756         $14,299        $18,730         $14,689            $14,236


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The performance graph compares a hypothetical $10,000 investment in the Schwab Small-Cap Index Fund, since inception, with a hypothetical investment in the Schwab Small-Cap Index, the S&P 500 Index, the S&P 600 Small-Cap Index, and the Russell 2000 Index. Total return assumes reinvestment of all dividend and capital gain distributions, if any. Indices are unmanaged, and unlike the Fund, do not reflect advisory and other fees associated with an investment in the Fund. Investors cannot invest in an index directly. The Investment Manager and Schwab waived a portion of their fees during the period, and have guaranteed that maximum total operating expenses will not exceed 0.49% through at least 2/29/2000. Without fee waivers and guarantees, the Fund's total return would have been lower.

The total index market capitalization of the Schwab Small-Cap Index(R) was $534 billion, which is fairly similar to the level of the Russell 2000 ($652 billion) but significantly greater than the S&P 600(R) Index ($275 billion). Additionally, both the Schwab Small-Cap Index and the Russell 2000 Index are capitalization weighted (stocks are chosen strictly based on market capitalization), are rebalanced annually, do not add stocks during the year, and do not contain any foreign stocks. We will continue to include the S&P 600 Index in the performance graph for the October 1997 report but will be discontinuing its usage next year.

Q. WHAT ACCOUNTS FOR THE DIFFERENCE BETWEEN THE PERFORMANCE OF THE SCHWAB SMALL-CAP INDEX FUND(R) (THE FUND) AND THE SCHWAB SMALL-CAP INDEX (THE INDEX)?

A. Unlike the Fund, the Index does not incur management and other Fund operating expenses that reduce returns to the shareholders. Additionally, the Fund, unlike the Index, holds a small portion in cash to meet shareholder redemptions and to pay Fund expenses. This cash portion earns interest at money market rates, which may be more or less than the returns of the Index during a given period. Also, the precise weighting of any particular security in the Fund can be greater or less than in the Index.

Another factor accounting for the difference in performance is the Fund's goal of minimizing capital gain distributions. In order to minimize capital gain distributions, the Fund may avoid selling certain stocks that are no longer in the Index. Depending on the performance of these non-Index stocks, this practice may have a positive or negative impact on Fund performance. Lastly, unlike the Index, the Fund incurs trading costs when it buys or sells stocks. Recently, the frequency of the rebalancing of the Index was changed from semi-annually to annually. As a result of this procedural change, it is anticipated that the Fund's trading costs may decrease and shareholder returns may be enhanced.

Taken together, these factors cause the difference in the returns of the Fund compared to the Index, a difference referred to as the Fund's "tracking error." The tracking error for the Fund during the reporting period was 0.93%, and the average annual tracking error since 12/3/93, the Fund's inception, was 1.25%, both of which are within our expectations given the components of the tracking error as discussed above.

Q. ARE INDEX FUNDS LESS RISKY THAN ACTIVELY MANAGED FUNDS? HOW DO INDEX FUNDS BEHAVE IN A BEAR MARKET?

A. While broad-based index funds like the Schwab Small-Cap Index Fund(R) help reduce the risk associated with investing in individual stocks or a specific industry sector, they do not provide protection against market risk. It's important to realize that the stock market can fluctuate significantly. Because equity index funds are designed to track stock market performance in both directions, down as well as up, their values will fall and rise with the markets they seek to track.

We feel the most meaningful way for investors to think about their exposure to market risk is not on a fund by fund basis, but on the basis of their overall investment portfolio. One of the greatest risks of a bear market is the risk of selling at the bottom of a market downturn. It is for this reason that you should set your asset allocation strategy and total portfolio market exposure at an appropriate level for you -- one that can help you to "ride out" bear markets over the long-term. When used as part of a long-term strategy, index funds offer an excellent way to achieve exposure to the equity markets; however, each individual investor has a different tolerance for risk and should have a portfolio with a risk profile that reflects that tolerance level.

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
COMMON STOCK--99.1%
AEROSPACE/DEFENSE--0.9%
AAR Corp.                                                     6,200         $ 184
Alliant Techsystems, Inc.+                                    7,500           314
Coltec Industries, Inc.+                                     24,400           494
GenCorp., Inc.                                               14,100           264
OEA, Inc.                                                     8,500           305
Orbital Sciences Corp.+                                      12,600           186
Rohr, Inc.+                                                  13,600           213
Thiokol Corp.                                                 7,700           503
                                                                            -----
                                                                            2,463
                                                                            -----
AIR TRANSPORTATION--0.7%
America West Holding Corp. Class B+                          19,500           300
ASA Holdings, Inc.                                           12,600           268
Continental Airlines, Inc.                                   15,000           476
Offshore Logistics, Inc.+                                     7,900           142
USAir Group, Inc.+                                           17,200           557
Valujet, Inc.                                                20,300           129
                                                                            -----
                                                                            1,872
                                                                            -----
ALCOHOLIC BEVERAGES--0.3%
Adolph Coors Co. Class B                                     19,100           437
Canandaigua Wine Co., Inc. Class A+                          10,300           264
                                                                            -----
                                                                              701
                                                                            -----
APPAREL--1.2%
Brown Group, Inc.                                             6,600           110
Burlington Industries, Inc.+                                 27,500           282
Guilford Mills, Inc.                                          5,600           158
Kellwood Co.                                                 11,000           261
Men's Wearhouse, Inc.                                         9,200           229
Phillips-Van Heusen Corp.                                    12,200           160
Springs Industries, Inc.                                      9,000           421
St. John Knits, Inc.                                          7,400           284
Stride Rite Corp.                                            22,300           307
Talbots, Inc.                                                14,700           397
Timberland Co. Class A+                                       4,300           209
Wolverine World Wide, Inc.                                   11,800           474
                                                                            -----
                                                                            3,292
                                                                            -----
AUTOMOTIVE PRODUCTS--0.2%
Carlisle Companies, Inc.                                     13,400           376
Discount Auto Parts, Inc.+                                    5,900            96
O'Reilly Automotive, Inc.+                                    4,900           172
                                                                            -----
                                                                              644
                                                                            -----

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
BANKS--7.2%
ALBANK Financial Corp.                                        5,420       $   198
Associated Banc-Corp                                         10,320           384
Banc One Corp.                                                6,386           271
Bancorp South, Inc.                                           9,200           251
BankNorth Group, Inc. Delaware                                3,000           128
Centura Banks, Inc.                                           7,900           309
Chemical Financial Corp.                                      4,384           148
Citizens Banking Corp.                                        6,500           202
City National Corp.                                          17,900           409
CNB Bancshares, Inc.                                          8,131           357
Colonial BancGroup, Inc.                                     16,400           369
Commerce Bancorp, Inc. New Jersey                             5,800           181
Community First Bankshares, Inc.                              8,100           260
Corus Bankshares, Inc.                                        6,800           191
Crestar Financial Corp.                                       5,260           195
Cullen/Frost Bankers, Inc.                                   10,400           364
Deposit Guaranty Corp.                                       14,800           453
F & M National Corp.                                         10,355           221
Financial Trust Corp.                                         4,200           176
First Citizens BancShares, Inc. Class A                       5,500           435
First Colorado Bancorp, Inc.                                  8,000           128
First Commerce Bancshares, Inc.                               5,000           133
First Commonwealth Financial Corp.                           10,700           201
First Financial Bancorp                                       6,710           242
First Michigan Bank Corp.                                    13,609           388
First Midwest Bancorp, Inc.                                   7,000           215
Firstbank of Illinois Co.                                     4,300           159
Fort Wayne National Corp.                                     4,700           196
Fulton Financial Corp.                                       13,246           341
Hancock Holding Co.                                           4,930           202
HUBCO, Inc.                                                  13,356           329
Imperial Bancorp                                             10,798           254
Jefferson Bankshares, Inc.                                    6,100           171
Keystone Financial, Inc.                                     16,350           417
Liberty Bancorp, Inc.                                         4,800           238
Long Islands Bancorp, Inc.                                   10,500           357
MAF Bancorp, Inc.                                             4,100           162
Magna Group, Inc.                                            14,700           454
Mercantile Bancorp, Inc.                                      8,378           486
Mid-Am, Inc.                                                  7,392           128
National Bancorp of Alaska, Inc.                              4,000           298
National Commerce Bancorp                                    10,200           436
New York Bancorp, Inc.                                        8,850           258
North Fork Bancorporation, Inc.                              13,400           531
ONBANCorp., Inc.                                              6,200           303
One Valley Bancorp of West Virginia, Inc.                    11,125           427
Park National Corp.                                           3,900           216

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
People's Bank Bridgeport, Conneticut                         13,200        $  396
Provident Bancorp, Inc.                                      13,500           527
Provident Bankshares Corp.                                    4,305           152
Queens County Bancorp, Inc.                                   5,198           192
Riggs National Corp.                                         12,800           237
S & T Bancorp, Inc.                                           5,300           175
Security Capital Corp.                                        3,800           338
Sumitomo Bank of California                                   7,300           181
Susquehanna Bancshares, Inc.                                  6,300           211
T R Financial Corp.                                           4,400           163
TrustCo Bank Corp. New York                                   7,749           161
Trustmark Corp.                                              14,300           361
U S Trust Corp. (New)                                        10,200           449
UMB Financial Corp.                                           8,874           344
Union Planters Corp.                                          5,337           238
United Bankshares, Inc.                                       6,700           235
United Carolina Bancshares Corp.                             10,950           479
UST Corp.                                                    10,700           201
Valley National Bancorp                                      15,477           431
Westamerica Bancorp                                           3,700           241
Whitney Holding Corp.                                         7,400           268
Zions Bancorporation                                          4,500           565
                                                                           ------
                                                                           19,717
                                                                           ------
BUSINESS MACHINES & SOFTWARE--6.1%
Analogic Corp.                                                5,300           155
Applied Magnetics Corp.+                                     13,000           327
Avant Corp.+                                                  8,400           119
BancTec, Inc.+                                                7,400           169
BBN Corp.+                                                    8,200           191
Black Box Corp.+                                              7,200           170
Boole & Babbage, Inc.                                         6,200           132
Broderbund Software, Inc.+                                   10,500           197
Cisco Systems, Inc.                                           2,800           145
Clarify, Inc.                                                 6,900            59
Computer Horizons Corp.                                       7,000           305
Computer Products, Inc.+                                      9,700           166
Computer Sciences Corp.+                                      6,320           395
Compuware Corp.+                                             27,400         1,034
Comverse Technology, Inc.+                                    9,000           353
Cooper & Chyan Technology, Inc.+                              4,500           109
Data General Corp.+                                          17,500           328
Dell Computer Corp.+                                         12,600         1,052
Dialogic Corp.+                                               7,400           146
FileNet Corp.+                                                6,900            77
Geoworks+                                                     5,400            39
GT Interactive Software Corp.+                               24,300           156
HCIA, Inc.+                                                   5,300           109

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
HNC Software, Inc.                                            7,900        $  209
Hyperion Software Corp.                                       5,900            96
Inacom Corp.+                                                 3,600            80
INSO Corp.+                                                   6,700           141
Intergraph Corp.+                                            19,000           121
Learning Company, Inc.+                                      17,300           112
Legato Systems, Inc.                                          6,800            91
Manugistics Group, Inc.+                                      4,700           253
McAfee Associates, Inc.                                      16,012           893
Medic Computer Systems, Inc.                                 10,000           156
Microchip Technology, Inc.                                   17,550           548
National Computer Systems, Inc.                               6,400           161
National Instruments Corp.+                                   9,800           296
Network Appliance, Inc.+                                      7,400           216
Network General Corp.                                         7,000            96
Novellus Systems, Inc.+                                       7,200           416
Oak Technology, Inc.                                         15,700           127
Objective Systems Integrators, Inc.+                          5,000            23
PeopleSoft, Inc.                                              2,400           100
Pixar, Inc.+                                                 13,600           207
Platinum Technology, Inc.+                                   21,700           260
Policy Management Systems Corp.+                              7,300           318
Project Software & Development, Inc.+                         4,900            66
Pure Atria Corp.+                                            18,029           176
Quantum Corp.+                                               21,800           909
Read-Rite Corp.+                                             16,800           435
Safeguard Scientifics, Inc.                                  13,400           298
Scopus Technology, Inc.                                       6,900           185
Security Dynamics Technologies, Inc.                          8,200           207
Sequent Computer Systems, Inc.+                              13,900           221
Stratus Computer, Inc.+                                       9,900           385
System Software Associates, Inc.                             17,400            94
Transaction Systems Architects, Inc.                         10,000           300
U.S. Robotics, Inc.                                          13,600           689
Vantive Corp.                                                 8,300           165
Veritas DGC, Inc.+                                            6,500           125
Veritas Software Co.                                          5,750           193
Videoserver, Inc.+                                            5,300            89
Visio Corp.+                                                  6,200           315
Wang Laboratories, Inc.+                                     14,700           255
Wind River Systems, Inc.                                     14,175           326
Xircom, Inc.+                                                 7,800            72
Zitel Corp.                                                   7,100            99
                                                                           ------
                                                                           16,457
                                                                           ------

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
BUSINESS SERVICES--12.0%
ABM Industries, Inc.                                         10,000       $   188
ABR Information Services, Inc.                               12,000           242
Access Health, Inc.                                           7,400           105
Ackerley, Inc.                                               11,800           121
Act Networks, Inc.+                                           3,200            43
Advo, Inc.                                                    6,500            79
Allied Waste Industries, Inc.+                               26,100           290
American Business Information, Inc.+                          8,550           162
American Business Products, Inc.                              6,300           151
American Homepatient, Inc.                                    6,450           124
Amresco, Inc.                                                12,500           182
Analysts International Corp.                                  6,200           177
Apollo Group, Inc. Class A                                   14,337           385
Apria Healthcare Group, Inc.+                                20,600           348
Aspen Technology, Inc.                                       11,000           334
BDM International, Inc.                                      11,600           270
Bell & Howell Co. (New)+                                      7,900           187
BISYS Group, Inc.+                                           11,000           352
Bowne & Co., Inc.                                             8,500           225
BRC Holdings, Inc.+                                           3,700           110
Brightpoint, Inc.                                             7,125           156
Cambridge Technology Partners                                14,400           383
Camco International, Inc.                                     9,700           430
CDI Corp.+                                                    9,000           341
Cellstar Corp.+                                               8,600           206
Cellular Technical Services, Inc.                             8,500           123
Cerner Corp.+                                                13,300           214
Checkfree Corp.+                                             24,300           337
Ciber, Inc.                                                   8,800           315
CKS Group, Inc.+                                              4,500            95
Clintrials Research, Inc.                                     7,200            56
Compucom System, Inc.+                                       16,400            96
Computer Task Group, Inc.                                     5,300           229
Computervision Corp.+                                        28,400            99
Concord EFS, Inc.                                            23,175           458
Consolidated Graphics, Inc.                                   5,900           144
Corestaff, Inc.                                              14,300           248
Corrections Corp. of America                                 15,200           496
CRA Managed Care, Inc.+                                       3,400           120
Creative Biomolecules, Inc.+                                 13,500           102
Culligan Water Technologies, Inc.+                            9,500           388
Curative Technologies, Inc.+                                  5,400           128
Dames & Moore, Inc.                                           7,400            94
DeVRY, Inc.                                                  21,000           462
Dionex Corp.                                                  5,200           254
Dynatech Corp.+                                               7,100           247
Employee Solutions, Inc.                                     16,600            83

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
Envoy Corp. (New)+                                            7,800       $   163
Equity Corp. International                                    8,200           176
Express Scripts, Inc. Class A+                                8,000           294
Fair, Issac & Co., Inc.                                       6,000           190
FPA Medical Management, Inc.+                                 7,100           115
Franklin Quest Co.+                                           8,300           175
G&K Services, Inc. Class A                                   10,350           300
Gartner Group, Inc. Class A                                  11,600           305
HA-LO Industries, Inc.                                        6,425           108
HBO & Co.                                                     5,200           278
Healthplan Services Corp.+                                    5,200            86
Healthsource, Inc.                                           30,400           638
Henry Jack & Associates, Inc.                                 7,350           140
Heritage Media Corp. Class A                                 13,200           241
Horizon/CMS Healthcare Corp.+                                23,900           379
IDX Systems Corp.+                                           10,000           298
Information Resources, Inc.+                                 10,400           138
Integrated Health Services, Inc.                             11,200           360
Integrated Systems, Inc. Class A                              9,800            94
Interim Services, Inc.+                                       9,300           360
ITT Educational Services, Inc.                               11,000           250
Jacobs Engineering Group, Inc.+                              11,300           288
Keane, Inc.                                                  14,200           659
Kirby Corp.+                                                  9,100           166
Laboratory Corp. of America Holdings+                        53,100           166
Learning Tree International, Inc.                             9,600           302
Maxicare Health Plans, Inc.+                                  9,700           226
Medaphis Corp.+                                              25,300           131
Mentor Graphics Corp.+                                       28,200           199
Metromedia International Group, Inc.+                        26,200           244
Micro Warehouse, Inc.+                                       14,100           243
National Data Corp.                                           8,800           330
National Education Corp.+                                    12,800           259
National Surgery Centers, Inc.                                5,700           171
Network Equipment Technologies+                               7,400           105
Neuromedical Systems, Inc.+                                  12,800            85
Norrell Corp. Georgia                                         9,400           248
Occusystems, Inc.+                                           11,600           239
Oceaneering International, Inc.+                              8,700           126
Ogden Corp.                                                  25,300           531
Orthodontic Centers of America, Inc.                         16,800           202
PAXAR Corp.                                                  14,108           272
Payment Services, Inc.                                       13,000           154
Pediatrix Medical Group+                                      6,700           221
PhyCor, Inc.                                                 10,350           276
Physician Reliance Network, Inc.                             21,100           153
Physicians Computer Network, Inc.+                           19,900           106
Physicians Corp. of America+                                 14,700            72

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
Pre-Paid Legal Services, Inc.+                                8,200       $   117
PSInet, Inc.+                                                14,800            85
Radisys Corp.+                                                3,100            91
Renaissance Solutions, Inc.+                                  3,700            80
Renters Choice, Inc.+                                        10,800           151
Republic Industries, Inc.                                    33,700           836
Robert Half International, Inc.                              15,800           620
Rollins, Inc.                                                13,800           266
Rural/Metro Corp.+                                            5,500           158
S.E. Rykoff & Co.                                            12,150           220
Safety-Kleen Corp.                                           22,600           336
Scientific Games Holdings Corp.+                              5,500           121
Seacor Holdings, Inc.+                                        6,500           280
SEI Corp.                                                     6,800           143
Sitel Corp.                                                  24,300           240
SPS Transaction Services, Inc.+                               9,900           178
Standard Register Co.                                        12,200           401
Stewart Enterprises, Inc. Class A                             7,950           262
Structural Dynamics Research Corp.+                          13,500           287
Sun Healthcare Group, Inc.+                                  18,708           264
Sylvan Learning Systems, Inc.                                10,400           313
Symantec Corp.+                                              23,000           331
Synetic, Inc.+                                                8,100           316
Systemsoft Corp.                                              3,200            24
Technology Solutions Co.                                      6,700           177
Tetra Technologies, Inc.+                                     4,400           102
Total Renal Care Holdings, Inc.+                             11,600           373
Transitional Hospitals Corp.+                                20,300           203
True North Communications, Inc.                              11,800           226
U.S.A. Waste Services, Inc.+                                 39,837         1,306
United Waste System, Inc.                                    11,000           371
Universal Health Services, Inc. Class B                      13,700           519
Valassis Communications, Inc.+                               17,300           424
Viasoft, Inc.                                                 8,000           340
Volt Information Sciences, Inc.                               4,300           224
Wackenhut Corrections Corp.                                   9,500           150
Wallace Computer Service, Inc.                                9,200           246
Zebra Technologies Corp. Class A                             13,400           308
                                                                           ------
                                                                           32,730
                                                                           ------
CHEMICAL--2.1%
Calgon Carbon Corp.                                          16,100           197
Cambrex Corp.                                                 5,950           202
Chemed Corp.                                                  4,300           145
Cytec Industries, Inc.                                       12,600           476
Dexter Corp.                                                  9,900           296
Ferro Corp.                                                  10,900           339
Foamex International+                                        11,000           158

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
Geon Co.                                                     10,300       $   225
Georgia Gulf Corp.                                           13,700           332
H.B. Fuller Co.                                               5,700           306
Lawter International, Inc.                                   19,200           204
Lilly Industries, Inc. Class A                                7,850           136
NCH Corp.                                                     3,900           246
NL Industries, Inc.                                          23,200           220
OM Group, Inc.                                                9,950           277
Petrolite Corp.                                               5,500           333
Schulman (A.), Inc.                                          17,100           325
Scotts Co. Class A+                                           8,200           210
Sequa Corp. Class A+                                          4,300           204
Tredegar Industries, Inc.                                     5,000           231
WD-40 Co.                                                     3,500           202
Wellman, Inc.                                                12,400           195
Zoltek Companies, Inc.                                        7,400           214
                                                                            -----
                                                                            5,673
                                                                            -----
CONSTRUCTION--2.0%
Apogee Enterprises, Inc.                                     11,600           174
Blount International, Inc. Class A                           10,800           439
Blount International, Inc. Class B                            1,500            60
CalMat Co.                                                    8,900           159
Centex Construction Products, Inc.                            9,100           168
D.R. Horton, Inc.                                            13,100           128
Global Industries, Inc.                                      17,400           365
Granite Construction, Inc.                                    7,000           139
Kaufman & Broad Home Corp.                                   13,900           193
Lone Star Industries, Inc.                                    6,800           269
Mafco Consolidated Group, Inc.                                9,500           311
Mastec, Inc.                                                 10,800           313
McDermott International+                                     16,200           277
Medusa Corp.                                                  7,300           276
Morrison Knudsen Corp. (New)+                                21,100           264
Palm Harbor Homes, Inc.                                       5,200           127
Pulte Corp.                                                  10,700           305
Regal Beloit Corp.                                           10,000           238
Southdown, Inc.                                              11,200           405
Stone & Webster, Inc.                                         6,100           233
TJ International, Inc.                                        6,800           151
Toll Brothers, Inc.+                                         15,500           283
Triangle Pacific Corp. Delaware+                              5,600           152
                                                                            -----
                                                                            5,429
                                                                            -----
CONSUMER-DURABLE--1.2%
Bassett Furniture Industries, Inc.                            5,400           122
Champion Enterprises, Inc.                                   19,792           302
Chicago Miniature Lamp, Inc.                                  9,200           215

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
Coachmen Industries, Inc.                                     5,500        $   94
Ethan Allen Interiors, Inc.                                   6,300           279
Furniture Brands International, Inc.+                        28,700           423
Griffon Corp.+                                               10,200           124
Interface, Inc.                                               8,700           195
Kimball International, Inc. Class B                           9,200           324
La-Z-Boy Chair Co.                                            8,100           264
Outboard Marine Corp.                                         6,400            83
Sturm, Ruger & Co., Inc.                                     13,800           212
Toro Co.                                                      6,600           231
Zenith Electronics Corp.+                                    28,700           309
                                                                            -----
                                                                            3,177
                                                                            -----
CONSUMER-NONDURABLE--2.0%
Apple South, Inc.                                            13,500           176
Applebee's International, Inc.                               12,500           292
Buffets, Inc.+                                               20,600           157
CKE Restaurants, Inc.                                        12,650           248
Department 56, Inc.+                                          8,500           159
Foodmaker, Inc.+                                             14,100           153
Gibson Greetings, Inc.+                                       7,000           144
International Dairy Queen, Inc. Class A+                      9,200           196
Jostens, Inc.                                                17,500           418
Landrys Seafood Restaurants, Inc.+                           13,300           187
Luby's Cafeterias, Inc.                                       7,500           137
Mohawk Industries, Inc.+                                     15,000           336
Oakley, Inc.                                                 31,500           323
Papa John's International, Inc.                              10,525           271
Paragon Trade Brands, Inc.+                                   4,000            64
Rainforest Cafe, Inc.                                         5,500           131
Rexall Sundown, Inc.                                         13,300           264
Ruby Tuesday, Inc.                                            6,537           129
Russ Berrie & Co., Inc.                                       9,400           181
Ryan's Family Steak Houses, Inc.+                            19,500           173
Samsonite Corp. (New)+                                        8,700           361
Sbarro, Inc.                                                  8,900           251
Shoney's, Inc.+                                              16,700            77
Showbiz Pizza Time, Inc.                                      6,800           131
Sonic Corp.+                                                  6,300            83
Toy Biz, Inc. Class A+                                        9,000            88
USA Detergents, Inc.                                          4,700            53
Williams-Sonoma, Inc.+                                       10,500           326
                                                                            -----
                                                                            5,509
                                                                            -----

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
CONTAINERS--0.3%
ACX Technologies, Inc.+                                      10,400       $   199
Ball Corp.                                                   12,800           344
Gaylord Container Corp. Class A+                             19,800           110
Greif Brothers Corp. Class A                                 10,300           263
                                                                             ----
                                                                              916
                                                                             ----
ELECTRONICS--4.9%
Actel Corp.+                                                  6,800           122
ADAC Laboratories                                             7,000           162
Altron, Inc.                                                  5,850            97
AMETEK, Inc.                                                 12,900           289
Ampex Corp. (Delaware) Class A+                              16,900            95
Anadigics, Inc.                                               5,500           155
Anixter International, Inc.                                  19,600           279
Belden, Inc.                                                 14,400           443
Burr Brown Corp.                                             11,100           327
Cable Design Technologies Corp.                               7,100           134
Centennial Technologies, Inc.                                 5,600            17
Checkpoint Systems, Inc.                                     13,200           182
Chips & Technologies, Inc.+                                   6,700            55
Cyrix Corp.+                                                  7,600           158
Dallas Semiconductor Corp.                                   10,700           391
Diamond Multimedia Systems, Inc.+                             5,700            39
Digital Microwave Corp.+                                      5,500           142
DSP Communications, Inc.                                     17,400           138
EG&G, Inc.                                                   19,700           372
Exide Corp.                                                   7,800           126
Fluke Corp.                                                   4,400           199
FSI International, Inc.+                                      8,800           106
Genrad, Inc.+                                                 8,100           134
Gerber Scientific, Inc.                                       8,200           135
Hadco Corp.+                                                  4,400           188
Hutchinson Technology, Inc.                                   7,900           214
Innovex, Inc.                                                 4,900           157
Input/Output, Inc.                                           17,900           251
International Rectifier Corp.                                24,000           276
Jabil Circuit, Inc.+                                          7,200           348
Kemet Corp.+                                                 15,700           306
Kent Electronics Corp.                                       11,300           283
Kulicke & Soffa Industries, Inc.+                             7,600           212
Lam Research Corp.+                                          12,900           374
Lattice Semiconductor Corp.+                                  7,400           413
Level One Communications, Inc.+                               6,200           198
Littlefuse, Inc.+                                             5,000           231
Logicon, Inc.                                                 6,100           242
Macromedia, Inc.+                                            14,000           107
Marshall Industries+                                          7,100           232

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
MEMC Electronic Materials, Inc.+                             16,600       $   454
Methode Electronics, Inc. Class A                            15,150           214
MRV Communications, Inc.                                      7,100           146
Osmonics, Inc.+                                               7,800           123
Premisys Communications, Inc.                                 8,400            75
Rexel, Inc.+                                                 11,600           204
S3, Inc.+                                                    19,400           186
Sanmina Corp.                                                 7,100           355
SDL, Inc.                                                     2,200            29
Sierra Semiconductor Corp.+                                  11,700           197
Silicon Valley Group, Inc.+                                  11,800           243
Smart Modular Technologies, Inc.+                             6,400           214
Symmetricom, Inc.+                                            2,500            34
Technitrol, Inc.                                              6,200           125
Tracor, Inc. New+                                             8,400           183
Ultrak, Inc.+                                                 4,700            51
Uniphase Corp.                                                6,400           254
Unitrode Corp.+                                               5,500           217
VeriFone, Inc.+                                              10,800           546
Vicor Corp.+                                                 14,400           229
Vitesse Semiconductor Corp.                                  12,900           406
Wyle Electronics                                              5,300           180
Zilog, Inc.+                                                 10,000           185
                                                                           ------
                                                                           13,179
                                                                           ------
ENERGY-DEVELOPMENT--4.1%
Ashland Coal, Inc.                                            5,200           138
Atwood Oceanics, Inc.+                                        2,800           172
Barrett Resources Corp.+                                     12,900           422
Benton Oil & Gas Co.+                                        11,500           168
BJ Services Co.+                                             10,000           471
Cabot Oil & Gas Corp. Class A                                12,300           206
Chesapeake Energy Corp.                                      19,200           290
Cliffs Drilling Co.                                           2,600           159
DI Industries, Inc.+                                         25,200            63
Energy Ventures, Inc.                                         8,000           535
Falcon Drilling, Inc.+                                       11,600           444
Forcenergy, Inc.+                                             9,000           279
Forest Oil Corp.+                                            10,400           138
Freeport-McMoRan, Inc.                                        9,200           269
Halliburton Co.                                               5,616           397
Helmerich & Payne, Inc.                                      10,000           478
Leviathan Gas Pipeline Partners, L.P.                         6,200           143
Louis Dreyfus Natural Gas Corp.+                             13,100           206
Marine Drilling Company, Inc.+                               18,300           288
MAXXAM, Inc.+                                                 6,000           258
Mesa, Inc.                                                   27,100           139
Newfield Exploration Co.                                     15,000           287

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
Newpark Resources, Inc.                                       7,000       $   314
Nuevo Energy Co.+                                             8,400           289
Parker & Parsley Petroleum Co.                               11,200           370
Parker Drilling Co.+                                         25,600           198
Pride Petroleum Services, Inc.+                              17,100           295
Production Operators Corp.                                    3,900           224
Reading & Bates Corp.+                                       20,600           461
Rowan Companies, Inc.+                                       27,700           499
Seitel, Inc.+                                                 4,900           164
Solv-Ex Corp.+                                                8,700            92
Stone Energy Corp.+                                           5,000           134
Swift Energy Co.+                                             5,200           110
Tom Brown, Inc.+                                              8,400           153
Transocean Offshore, Inc.                                     6,700           406
Tuboscope Vetco International Corp.+                         16,600           232
United Meridian Corp.+                                        8,100           230
Varco International, Inc.+                                   16,300           375
Vintage Petroleum, Inc.                                      11,400           322
Zeigler Coal Holding Co.                                     13,200           332
                                                                           ------
                                                                           11,150
                                                                           ------
FOOD-AGRICULTURE--2.6%
Bob Evans Farms, Inc.                                        17,200           228
Calgene, Inc.+                                               29,100           232
Chiquita Brands International, Inc.                          21,400           308
Coca-Cola Bottling Co. Consolidated                           4,700           182
Dekalb Genetics Corp. Class B                                 8,400           529
Delta & Pine Land Co.                                        12,260           306
Dimon, Inc.                                                  20,100           397
Dreyer's Grand Ice Cream, Inc.                                6,100           191
Earthgrains Co.                                               4,224           242
Fleming Companies, Inc.                                      16,800           273
Hudson Foods, Inc. Class A                                   15,250           236
International Multifoods Corp.                                5,900           147
Interstate Bakeries Corp.                                    13,100           679
J.M. Smucker Co. Class A                                     11,700           205
JP Foodservice, Inc.+                                        10,500           293
Lance, Inc.                                                  11,800           214
Mississippi Chemical Corp.                                   17,140           377
Mycogen Corp.+                                               15,500           281
Ralcorp Holdings, Inc.+                                      12,966           133
Savannah Foods & Industries, Inc.                            11,900           170
Seabord Corp.                                                   800           198
Smithfield Foods, Inc.+                                       7,700           355
Tootsie Roll Industries, Inc.                                11,330           537
Universal Foods Corp.                                        11,200           395
                                                                           ------
                                                                            7,108
                                                                           ------

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
GOLD--0.3%
Amax Gold, Inc.+                                             42,200       $   237
Getchell Gold Corp.+                                         11,671           448
Pegasus Gold, Inc.+                                           8,800            61
Royal Oak Mines, Inc.+                                       57,000           143
                                                                           ------
                                                                              889
                                                                           ------
HEALTHCARE--7.2%
Acuson Corp.+                                                15,100           366
Advanced Technology Laboratories, Inc.+                       6,500           215
Advanced Tissue Sciences, Inc.+                              15,200           162
Agouron Pharmaceuticals, Inc.+                                5,900           378
Alkermes, Inc.+                                               8,900            98
Alliance Pharmaceutical Corp.+                               10,500            80
Alpharma, Inc. Class A                                        8,500           123
Amerisource Health Corp.+                                     6,700           299
Amylin Pharmaceuticals, Inc.+                                17,300           177
Arrow International, Inc.                                    11,000           333
Ballard Medical Products                                     11,400           217
Barr Laboratories, Inc.                                       5,900           267
Bio Rad Laboratories, Inc. Class A                            5,000           119
Bio-Technology General Corp.+                                21,200           305
Block Drug Co., Inc. Class A                                 13,643           575
Capstone Pharmacy Services, Inc.+                            13,600           115
Cardinal Health, Inc.                                         7,818           416
Carter-Wallace, Inc.                                         17,900           237
Cephalon, Inc.+                                              11,900           199
Cognex Corp.                                                 17,200           424
Columbia Laboratories, Inc.                                  13,700           188
Conmed Corp.                                                  5,500            82
Datascope Corp.+                                              6,200           112
Diagnostic Products Corp.                                     6,400           183
Enzo Biochem, Inc.                                            8,793           123
Geltex Pharmaceuticals, Inc.+                                 4,600            76
Genesis Health Ventures, Inc.                                13,050           390
Gilead Sciences, Inc.+                                       12,000           266
GranCare, Inc.+                                               8,300            64
Guilford Pharmaceuticals, Inc.                                4,800           111
Gulf South Medical Supply, Inc.+                              6,200            88
Haemonetics Corp.+                                           10,900           181
HealthSouth Corp.+                                           24,976           493
Herbalife International, Inc.                                14,000           226
Hologic, Inc.                                                 5,500           114
Human Genome Sciences, Inc.+                                  8,200           257
ICN Pharmaceuticals, Inc.                                    13,315           281
IDEC Pharmaceuticals Corp.+                                   8,600           153
Immunex Corp. (New)+                                         16,900           471
Incyte Pharmaceuticals, Inc.+                                 5,200           221

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
Invacare Corp.                                               12,200       $   242
Isis Pharmaceuticals, Inc.+                                   9,100           134
Kinetic Concepts, Inc.                                       17,400           259
Life Technologies, Inc.                                      10,150           258
Ligand Pharmaceuticals, Inc. Class B+                         9,500            97
Liposome, Inc.+                                              14,500           322
Living Centers of America, Inc.+                              8,300           297
Magellan Health Services, Inc.+                              13,700           360
Marquette Medical Systems, Inc.+                             19,400           390
Medicis Pharmaceutical Corp.                                  6,750           165
Medimmune, Inc.+                                              8,800           114
Mentor Corp.                                                 10,300           238
Mid Atlantic Medical Services, Inc.+                         27,700           329
Minimed, Inc.+                                                4,000            99
Multicare Companies, Inc.                                    14,500           270
Natures Sunshine Products, Inc.                               8,250           112
NBTY, Inc.+                                                   6,400           122
Neoprobe Corp.+                                               7,100            90
Neurex Corp.+                                                 7,900            87
Nexstar Pharmaceuticals, Inc.+                               10,400            98
North American Vaccine, Inc.+                                14,200           296
NovaCare, Inc.+                                              27,080           308
Organogenesis, Inc.                                           7,000           152
Owens & Minor, Inc. Holding Co.                              14,400           187
Parexel International Corp.                                   6,200           174
Patterson Dental Co.+                                         9,050           303
PDT, Inc.+                                                    5,700           145
Perrigo Co.+                                                 33,000           388
Physician Sales & Service, Inc.+                             14,500           210
Physicians Resource Group, Inc.+                             14,000           152
Physio Control International Corp.+                           2,500            31
PLC Systems, Inc.+                                            6,600           102
Protein Design Labs, Inc.+                                    8,600           216
Quintiles Transnational Corp.                                 6,100           310
Regeneron Pharmaceuticals, Inc.+                             10,500            68
Renal Treatment Centers, Inc.                                11,900           257
Respironics, Inc.+                                            6,900           129
RoTech Medical Corp.                                          9,400           148
Sangstat Medical Corp.+                                       6,300           108
Sepracor, Inc.+                                              10,700           209
Sequus Pharmaceuticals, Inc.+                                12,000            71
Sofamor/Danek Group, Inc.+                                   10,100           394
Sola International, Inc.+                                    11,600           290
Tenet Healthcare Corp.+                                      13,176           343
Thermedics, Inc.                                             14,700           246
Thermotrex Corp.                                              8,500           158
Ventritex, Inc.+                                              7,900           127
Vertex Pharmaceuticals, Inc.+                                 9,300           295

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
VISX, Inc.+                                                   6,200        $  140
Vivus, Inc.                                                   7,500           277
West Company, Inc.                                            6,300           176
                                                                           ------
                                                                           19,678
                                                                           ------
HOUSEHOLD PRODUCTS--0.4%
Bush Boake Allen, Inc.+                                       7,500           206
Church & Dwight Co., Inc.                                     7,700           196
Libbey, Inc.                                                  8,400           261
Playtex Products, Inc.+                                      20,800           192
ThermoLase Corp.+                                            19,000           181
                                                                            -----
                                                                            1,036
                                                                            -----
IMAGING & PHOTO--0.3%
BMC Industries, Inc.                                         12,200           354
Photronic, Inc.+                                              5,050           175
Ultratech Stepper, Inc.+                                      8,500           152
                                                                            -----
                                                                              681
                                                                            -----
INSURANCE--6.1%
20th Century Industries                                      23,300           414
Acordia, Inc.                                                 6,400           202
Alfa Farmers Federation Corp.                                15,700           188
Allied Group, Inc.                                           10,500           389
American Annuity Group, Inc.                                 18,050           302
American Bankers Insurance Group, Inc.                        7,500           397
American Heritage Life Investment Corp.                       5,700           144
Amerin Corp.+                                                12,500           244
Argonaut Group, Inc.                                         10,600           305
Arthur J. Gallagher & Co.                                     7,100           222
Berkley (W.R.) Corp.                                          8,800           433
Capital Re Corp.                                              6,900           273
Capmac Holdings, Inc.                                         8,800           229
Citizens Corp.                                               15,900           421
CMAC Investment Corp.                                        10,500           399
Commerce Group, Inc.                                         14,300           315
Compdent Corp.+                                               4,400            71
Conseco, Inc.                                                18,804           777
Crawford & Co. Class A                                       10,200           147
Crawford & Co. Class B                                       20,700           300
Delphi Financial Group, Inc. Class A                          8,300           295
Enhance Financial Services Group, Inc.                        8,600           331
Executive Risk, Inc.                                          5,100           231
Financial Security Assured Holdings Ltd.                     12,500           405
Foremost Corp. of America                                     5,300           282
Fremont General Corp.                                        13,870           390
Frontier Insurance Group, Inc.                                6,525           336
General Re Corp.                                              2,049           343
Harleysville Group, Inc.                                      6,500           208

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
Hartford Steam Boiler Inspection & Insurance
  Co.                                                         8,100       $   390
HCC Insurance Holdings, Inc.                                 14,150           356
Horace Mann Educators Corp.                                  11,700           548
John Alden Financial Corp.                                   10,000           174
Kansas City Life Insurance Co.                                3,000           207
Liberty Corp.                                                10,100           391
Life Re Corp.                                                 5,600           216
MAIC Holdings, Inc.                                           5,062           171
Markel Corp.+                                                 2,600           286
MMI Companies, Inc.                                           4,500            98
NAC Re Corp.                                                  9,600           372
Orion Capital Corp.                                           7,700           482
Oxford Health Plans, Inc.                                     4,400           290
Presidential Life Corp.                                      13,100           188
Reinsurance Group of America, Inc.                            8,100           403
Selective Insurance Group, Inc.                               6,600           266
Sierra Health Services, Inc.+                                 7,200           185
State Auto Financial Corp.                                    7,650           134
Trenwick Group, Inc.                                          5,100           166
United Companies Financial Corp.                             11,500           226
United Fire & Casualty Co.                                    5,400           201
United Insurance Companies, Inc.+                            14,800           392
United Wisconsin Services, Inc.                               7,300           200
Vesta Insurance Group, Inc.                                   8,400           351
Washington National Corp.                                     5,500           157
Zenith National Insurance Corp.                               8,000           204
Zurich Reinsurance Centre Holdings, Inc.                     11,000           422
                                                                           ------
                                                                           16,469
                                                                           ------
MEDIA--2.2%
American Radio Systems Corp.+                                 7,200           211
Ascent Entertainment Group, Inc.+                            13,000           127
Banta Corp.                                                  13,500           341
Big Flower Press Holdings, Inc.+                              8,000           152
Cablevision Systems Corp. Class A+                            5,700           180
Century Communications Corp. Class A+                        28,137           114
Evergreen Media Corp. Class A                                16,200           523
Heftel Broadcasting Corp.+                                    7,300           365
Hollinger International, Inc.                                33,200           332
Houghton Mifflin Co.                                          8,100           455
International Family Entertainment, Inc. Class
  B                                                          17,750           359
John Wiley & Sons, Inc. Class A                               7,300           220
Jones Intercable, Inc. Class A+                              11,700           101
Media General, Inc. Class A                                  11,400           336
News Corporation Ltd.- Sponsored ADR                         16,240           246
Oak Industries, Inc.+                                         7,300           137
Spelling Entertainment Group, Inc.+                          38,900           214
TCA Cable TV, Inc.                                           12,800           410

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
United International Holdings, Inc. Class A+                 10,100        $   97
United Television, Inc.                                       4,500           401
United Video Satellite Group                                 10,500           163
Westwood One, Inc.+                                          11,500           275
Young Broadcasting, Inc.+                                     5,900           156
                                                                            -----
                                                                            5,915
                                                                            -----
MISCELLANEOUS FINANCE--4.7%
Aames Financial Corp.                                        14,025           216
Alex Brown, Inc.                                              9,000           579
AMCORE Financial, Inc.                                        5,600           150
Americredit Corp.+                                           10,500           151
Astoria Financial Corp.                                       9,500           372
BOK Financial Corp.                                           9,291           285
California Federal Bank+                                        960            15
Cityscape Financial Corp.                                    10,900           146
Coast Savings Financial, Inc.+                                9,700           390
Collective Bancorp, Inc.                                      9,100           372
Commercial Federal Corp.                                      8,900           298
Downey Financial Corp.                                        9,617           186
Eaton Vance Corp. (Non Voting)                                4,200           186
First American Financial Corp.                                4,800           153
First Financial Corp.                                        24,625           650
First Source Corp.                                            6,267           146
Fund American Enterprises Holdings, Inc.                      3,409           340
GATX Corp.                                                    7,900           433
Glendale Federal Bank (FSB)+                                 17,300           430
Great Financial Corp.                                         6,500           211
HFNC Financial Corp.                                          7,500           135
Imperial Credit Industries, Inc.                             17,200           250
Interpool, Inc.                                               9,900           126
Interra Financial, Inc.                                       5,000           178
Investment Technology Group, Inc.+                            8,000           152
Jefferies Group, Inc.                                         4,600           213
John Nuveen Co. Class A                                      14,100           414
JSB Financial, Inc.                                           4,600           196
Legg Mason, Inc.                                              7,900           375
McDonald & Company Investments, Inc.                          3,900           140
Money Store, Inc.                                            17,675           382
Morgan Keegan, Inc.                                           9,900           179
Northwest Savings Bank                                       11,300           167
Olympic Financial Ltd.+                                      14,400           139
Peoples Heritage Financial Group, Inc.                       11,400           358
Phoenix Duff & Phelp Corp.                                   19,400           143
Pioneer Group, Inc.                                          10,300           270
Quick & Reilly Group, Inc.                                   15,570           344
Raymond James Financial, Inc.                                13,350           312
RCSB Financial, Inc.                                          6,900           205

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
Reliance Acceptance Group, Inc.                               5,400        $   47
Roosevelt Financial Group, Inc.                              17,400           405
Sirrom Capital Corp.                                          6,900           215
Sovereign Bancorp, Inc.                                      25,862           317
St. Paul Bancorp, Inc.                                        9,825           269
Standard Financial, Inc.                                      6,500           149
Student Loan Corp.                                           10,400           376
Value Line, Inc.                                              4,900           163
Westcorp, Inc.                                               10,475           157
WFS Financial, Inc.                                          10,560           124
                                                                           ------
                                                                           12,609
                                                                           ------
MOTOR VEHICLE--1.7%
A.O. Smith Corp. Class B                                     10,800           375
Arvin Industries, Inc.                                        9,400           244
Borg Warner Automotive, Inc.                                 12,700           537
Breed Technologies, Inc.                                     14,500           263
Detroit Diesel Corp.+                                        10,200           175
Federal-Mogul Corp.                                          14,200           392
Fleetwood Enterprises, Inc.                                  16,200           427
Gentex Corp.                                                 14,300           257
Hays Wheels International, Inc.                               9,800           225
Mascotech, Inc.                                              22,300           426
Modine Manufacturing Co.                                     13,500           361
Navistar International Corp.+                                34,050           383
Standard Products Co.                                         6,600           144
Superior Industries International, Inc.                      12,100           287
Tower Automotive, Inc.+                                       5,900           218
                                                                           ------
                                                                            4,714
                                                                           ------
NON-FERROUS--0.8%
Coeur d'Alene Mines Corp.                                     8,600           118
Commercial Metals Co.                                         6,933           192
Kaiser Aluminum Corp.+                                       31,700           342
Minerals Technologies, Inc.                                   9,400           330
Mueller Industries, Inc.+                                     7,500           281
Oregon Metallurgical Corp.                                    7,200           166
Reliance Steel & Aluminum Co.                                 5,200           166
RMI Titanium Co.+                                             8,000           171
Stillwater Mining Co.+                                        8,600           173
Wolverine Tube, Inc.+                                         5,900           153
                                                                           ------
                                                                            2,092
                                                                           ------

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
OIL-DOMESTIC--0.8%
Cross Timbers Oil Co.                                        10,650       $   165
KCS Energy, Inc.                                              6,300           205
Pogo Producing Co.                                            9,000           330
Quaker State Corp.                                           18,000           270
Snyder Oil Corp.                                             12,400           197
Tesoro Petroleum Corp.+                                       9,400           101
Tosco Corp.                                                  14,418           426
Total Petroleum (North America) Ltd.                         14,400           144
TransTexas Gas Corp.+                                        24,900           349
                                                                            -----
                                                                            2,187
                                                                            -----
PAPER--0.9%
Buckeye Cellulose Corp.+                                      8,100           244
Caraustar Industries, Inc.                                   10,400           263
Chesapeake Corp.                                              9,800           334
Longview Fibre Co.                                           22,200           358
Mosinee Paper Corp.                                           4,800           194
P. H. Glatfelter Co.                                         18,600           291
Rock Tennessee Co. Class A                                   12,930           184
Shorewood Packaging Corp.+                                    7,000           133
Thermo Fibertek, Inc.                                        18,200           171
Wausau Paper Mills Co.                                       14,845           260
                                                                            -----
                                                                            2,432
                                                                            -----
PRODUCER GOODS & MANUFACTURING--7.2%
Advanced Lighting Technologies, Inc.+                         4,600            87
AGCO, Inc.                                                   12,300           318
Albany International Corp. Class A                           14,400           290
American Financial Enterprises, Inc.                          5,300           191
Applied Industrial Technologies, Inc.                         5,750           182
Applied Power, Inc. Class A                                   6,300           267
AptarGroup, Inc.                                              7,800           312
Baldor Electric Co.                                          10,640           273
Barnes Group, Inc.                                           10,500           244
BE Aerospace, Inc.+                                           9,400           231
Boise Cascade Office Products Corp.                          15,200           268
Butler Manufacturing Co.                                      4,100           136
BW/IP, Inc. Class A                                           9,100           148
Cincinnati Milacron, Inc.                                    13,900           281
CLARCOR, Inc.                                                 5,700           126
Collins & Aikman Corp.+                                      31,700           301
Credence Systems Corp.+                                       7,750           123
Donaldson Co., Inc.                                          10,600           363
DT Industries, Inc.                                           4,200           109
Duriron Co., Inc.                                             9,800           244
Encad, Inc.                                                   5,400           198
Fisher Scientific International, Inc.                         8,400           356

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
General Binding Corp.                                         7,100       $   197
Giddings & Lewis, Inc.                                       12,800           259
Goulds Pumps, Inc.                                            8,800           321
Graco, Inc.                                                   7,625           180
Greenfield Industries, Inc.                                   6,600           134
Henry Schein, Inc.+                                           8,900           247
Herman Miller, Inc.                                          16,600           537
Hexcel Corp. (New)+                                          18,400           329
Hon Industries, Inc.                                         12,500           528
Hughes Supply, Inc.                                           4,800           159
IDEX Corp.                                                   12,475           327
Insilco Corp.+                                                4,000           149
Ionics, Inc.+                                                 8,400           386
JLG Industries, Inc.                                         16,500           206
Kaydon Corp.                                                  7,400           327
Keystone International, Inc.                                 13,800           273
Lincoln Electric Co.                                          5,100           196
Lincoln Electric Co. Class A (Non Voting)                    10,200           326
Lydall, Inc.+                                                 6,600           134
MagneTek, Inc.+                                              10,100           169
Manitowoc Co., Inc.                                           4,750           192
McDermott International, Inc.                                23,700           438
Miller Industries, Inc.                                      16,000           190
MSC Industrial Direct, Inc.+                                  6,700           206
NACCO Industries, Inc. Class A                                3,550           164
PRI Automation, Inc.                                          3,700           190
Quanex Corp.                                                  6,200           157
Roper Industries, Inc.                                        6,800           278
Safeskin Corp.                                               12,300           275
Smith International, Inc.+                                   10,100           478
SPS Technologies, Inc.+                                       2,500           169
SPX Corp.                                                     7,100           388
Standex International Corp.                                   5,300           133
Stewart & Stevenson Services, Inc.                           16,400           394
Teleflex, Inc.                                                7,850           453
Tencor Instruments+                                          15,100           672
Texas Industries, Inc.                                       10,400           239
Thermo Ecotek Corp.                                          11,250           158
TriMas Corp.                                                 15,700           387
U.S. Filter Corp. (New)                                      12,450           378
UNR Industries, Inc.                                         18,700           115
Valhi, Inc.                                                  48,200           404
Valmont Industries, Inc.                                      5,700           227
Vital Signs, Inc.                                             6,300           120
VWR Scientific Products Corp.+                                9,500           143
W.H. Brady Co. Class A                                        8,200           206
Waters Corp.+                                                11,700           347
Watsco, Inc.                                                  4,800           119

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
Watts Industries, Inc. Class A                               11,400       $   291
Westpoint Stevens, Inc. Class A+                             12,700           497
WMS Industries, Inc.                                         10,900           195
Wyman Gordon Co.+                                            14,700           309
X-Rite, Inc.                                                  7,500           124
                                                                           ------
                                                                           19,468
                                                                           ------
RAILROAD--0.3%
Florida East Coast Industry, Inc.                             3,500           305
Overseas Shipholding Group, Inc.                             15,800           280
Westinghouse Air Brake Co. (New)                             14,700           211
                                                                            -----
                                                                              796
                                                                            -----
REAL PROPERTY--0.9%
Alexanders, Inc.+                                             1,800           120
Castle & Cooke, Inc.+                                         8,100           111
Catellus Development Corp.+                                  32,700           482
Forest City Enterprises, Inc. Class A                         7,200           311
Insignia Financial Group Class A (New)                       13,900           243
Lennar Corp.                                                 16,800           452
Newhall Land & Farming Co.                                   13,100           249
Premier Parks, Inc.+                                          8,300           246
Price Enterprises, Inc.                                       8,900           159
                                                                            -----
                                                                            2,373
                                                                            -----
RETAIL--5.5%
AnnTaylor Stores Corp.+                                      11,900           289
Arbor Drugs, Inc.                                            18,150           334
Barnes & Noble, Inc.+                                        14,500           544
Best Buy Co., Inc.+                                          18,300           247
Burlington Coat Factory Warehouse Corp.+                     15,400           293
Carson Pirie Scott & Co.+                                     7,200           214
Casey's General Stores, Inc.                                  9,500           179
CDW Computer Centers, Inc.                                    6,950           334
Charming Shoppes, Inc.+                                      39,100           231
Claire's Stores, Inc.                                        20,475           392
Cole National Corp.+                                          5,700           188
CompUSA, Inc.                                                32,000           614
Consolidated Stores Corp.                                     7,625           305
Dollar Tree Stores, Inc.                                     12,150           480
Dress Barn, Inc.+                                            10,100           140
Duty Free International, Inc.                                10,300           145
Eagle Hardware & Garden, Inc.+                               11,900           223
Etec Systems, Inc.+                                           9,000           262
Family Dollar Stores, Inc.                                   19,800           517
Fingerhut Companies, Inc.                                    17,600           262
Finish Line, Inc.                                             5,800            60
Gymboree Corp.+                                              10,500           291
Heilig-Meyers Co.                                            18,500           278

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
Hollywood Entertainment Corp.+                               14,300       $   306
Host Marriott Services Corp.+                                10,800            96
Just For Feet, Inc.                                          11,375           181
Lands' End, Inc.+                                            14,300           383
Longs Drug Stores, Inc.                                      16,100           407
Mac Frugal's Bargains--Close-outs, Inc.+                     12,400           363
Neiman Marcus Group, Inc.+                                   22,000           578
Petco Animal Supplies, Inc.                                   7,000           150
Pier 1 Imports, Inc.                                         18,145           358
Proffitt's, Inc.+                                            11,400           426
Quality Food Centers, Inc.+                                   5,800           233
Regis Corp.                                                  10,000           205
Ross Stores, Inc.                                            18,000           506
Ruddick Corp.                                                20,300           305
Service Merchandise Co., Inc.+                               39,362           103
ShopKo Stores, Inc.                                          14,700           294
Smart & Final, Inc.                                           7,900           153
Smith's Food & Drug Centers, Inc. Class B                     7,205           241
Stanhome, Inc.                                                7,000           212
Stein Mart, Inc.+                                             9,900           287
Sunglass Hut International, Inc.+                            19,200           139
Tiffany & Co. (New)                                          12,200           483
UniFirst Corp.                                                7,800           148
Value City Department Stores, Inc.+                          11,700            99
Vitalink Pharmacy Services, Inc.+                             9,267           170
Waban, Inc.+                                                 14,300           383
West Marine, Inc.                                             7,900           205
Whole Foods Market, Inc.+                                     9,800           225
Zale Corp. (New)+                                            17,900           331
                                                                           ------
                                                                           14,792
                                                                           ------
STEEL--1.1%
Armco, Inc.+                                                 38,500           135
Bethlehem Steel Corp.+                                       48,000           396
Birmingham Steel Corp.                                       13,300           195
Carpenter Technology Corp.                                    8,200           333
Chaparral Steel Co.                                          13,700           161
Cleveland-Cliffs, Inc.                                        5,500           233
Gibraltor Steel Corp.+                                        4,200           103
Inland Steel Industries, Inc.                                23,300           529
Intermet Corp.                                               10,300           127
J & L Specialty Steel, Inc.                                  17,000           213
Lone Star Technologies, Inc.+                                 6,900           129
National Steel Corp. Class B+                                15,200           150
Oregon Steel Mills, Inc.                                     11,300           186
                                                                           ------
                                                                            2,890
                                                                           ------

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
TELEPHONE--2.2%
ACC Corp.                                                     9,450       $   150
Aliant Communications, Inc.                                  16,800           263
Allen Telecom, Inc.                                          10,700           185
American Mobile Satellite Corp.+                             10,900           106
Associated Group, Inc. Class A+                               8,000           296
Boston Technology, Inc.+                                      9,800           196
C-TEC Corp.+                                                 13,200           360
Cellular Communications International, Inc.+                  6,000           150
Coherent, Inc.+                                               5,900           245
Comnet Cellular, Inc.+                                        6,400           165
Geotek Communications, Inc.+                                 21,300            80
HighwayMaster Communications, Inc.+                          10,700           118
Intercel, Inc.+                                               5,700            56
Intermedia Communications, Inc.+                              6,900           136
Jacor Communications, Inc. Class A+                          14,200           399
LCI International, Inc.+                                     16,200           269
Mobile Telecommunications Technologies Corp.+                20,500           200
Natural Microsystems Corp.                                    3,400            71
NTL, Inc.+                                                   13,033           254
Octel Communications Corp.                                   22,800           371
P-Com, Inc.                                                   8,500           243
Pairgain Technologies, Inc.                                  20,800           540
PanAmSat Corp.+                                               6,500           190
Periphonics Corp.                                             4,700            65
PictureTel Corp.                                             14,600           130
Plantronics, Inc. (New)+                                      3,600           151
Tel Save Holdings, Inc.                                      26,600           372
Vanguard Cellular Systems, Inc. Class A+                     15,950           158
Westell Technologies, Inc.                                    2,300            40
Winstar Communications, Inc.+                                11,300           117
                                                                            -----
                                                                            6,076
                                                                            -----
TOBACCO--0.1%
Schweitzer Mauduit International, Inc.                        6,760           221
                                                                            -----
TRANSPORTATION-MISCELLANEOUS--2.2%
Air Express International Corp.                               9,600           329
Airborne Freight Corp.                                        8,600           302
AMERCO+                                                       9,300           230
American Freightways Corp.+                                  11,800           167
APL Ltd.                                                      9,600           282
Arnold Industries, Inc.                                      10,500           155
Caliber Systems, Inc.                                        14,900           443
Consolidated Freightways, Inc.                               19,700           584
Eagle USA Airfreight, Inc.                                    6,000           120
Expeditores International of Washington, Inc.                 9,300           233
Fritz Companies, Inc.                                        15,400           132

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
Harper Group, Inc.                                            7,400       $   174
Heartland Express, Inc.                                      13,947           302
J. B. Hunt Transport Services, Inc.                          14,350           199
OMI Corp.+                                                   11,400           114
Pittston Burlington Group                                     7,850           179
Roadway Express, Inc.                                         8,900           156
Rollins Truck Leasing Corp.                                  16,300           214
Swift Transportation Co., Inc.+                              11,300           322
U.S. Freightways Corp.                                       11,100           300
Wabash National Corp.                                         7,100           127
Werner Enterprises, Inc.                                     15,450           295
XTRA Corp.                                                    6,500           287
Yellow Corp.+                                                14,500           279
                                                                            -----
                                                                            5,925
                                                                            -----
TRAVEL & RECREATION--1.6%
Anchor Gaming+                                                6,600           165
Aztar Corp.+                                                 19,900           129
Boyd Gaming Corp.+                                           23,200           133
Bristol Hotel Co.+                                            7,500           283
Central Parking Corp.                                         8,500           234
Coleman Co., Inc.                                            24,300           377
Family Golf Centers, Inc.+                                    4,100            84
Grand Casinos, Inc.                                          22,500           248
Hilton Hotels Corp.                                          14,800           398
K2, Inc.                                                      8,115           212
Marcus Corp.                                                  7,650           170
National Auto Credit, Inc.                                   10,650            84
Polaris Industries, Inc.                                     12,100           333
Primadonna Resorts, Inc.+                                    11,700           219
Prime Hospitality Corp.+                                     17,900           298
Rio Hotel & Casino, Inc.+                                     6,900            96
Sodak Gaming, Inc.                                            8,600           101
Speedway Motorsports, Inc.                                   18,400           384
Sports Authority, Inc.                                       14,400           256
Station Casinos, Inc.+                                       13,300           118
                                                                            -----
                                                                            4,322
                                                                            -----
UTILITIES--4.8%
Aquila Gas Pipeline Corp.                                    10,000           141
Atlantic Energy, Inc.                                        20,900           337
Atmos Energy Corp.                                            6,200           140
Bay State Gas Co.                                             5,100           130
Black Hills Corp.                                             6,600           186
Central Hudson Gas & Electric Corp.                           8,200           252
Central Louisiana Electric Co., Inc.                          9,500           243
Central Maine Power Co.                                      15,600           174
CILCORP, Inc.                                                 7,900           305

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
Commonwealth Energy System                                    8,600       $   188
Destec Energy, Inc.+                                         21,400           450
Eastern Enterprises                                           9,100           308
Eastern Utilities Association                                 7,400           127
Energen Corp.                                                 5,800           183
Enron Global Power & Pipelines L. L. C.                       8,900           263
Global Industrial Technologies, Inc.+                         7,900           144
IES Industries, Inc.                                         14,600           423
Indiana Energy, Inc.                                         11,000           267
Laclede Gas Co.                                               6,700           149
Madison Gas and Electric Co.                                  6,150           123
MDU Resources Group, Inc.                                    12,700           295
Minnesota Power & Light Co.                                  15,200           424
Nevada Power Co.                                             18,200           364
New Jersey Resources Corp.                                    8,500           245
Northwest Natural Gas Co.                                     9,300           226
ONEOK, Inc.                                                  11,800           351
Orange & Rockland Utilities, Inc.                             5,700           178
Otter Tail Power Co.                                          5,600           178
Philadelpia Suburban Corp.                                    9,350           187
Piedmont Natural Gas Co., Inc.                               15,000           353
Primark Corp.+                                               12,400           226
Public Service Co. of New Mexico                             15,800           263
Public Service Co. of North Carolina, Inc.                    6,700           116
Puget Sound Power & Light Co.                                 9,546           234
Rochester Gas & Electric Corp.                               19,700           367
Sierra Pacific Resources                                     14,700           417
SIGCORP, Inc.                                                10,299           248
Southern Union Co. (New)                                      6,629           158
Southwest Gas Corp.                                          10,000           166
Southwestern Energy Co.                                      11,400           144
Tejas Gas Corp.                                               9,395           390
TNP Enterprises, Inc.                                         6,200           130
Triarc Companies, Inc. Class A+                              10,100           188
Trigen Energy Corp.                                           4,100           100
Tuscon Electric Power Co.+                                   12,580           179
UGI Corp.                                                    13,500           307
United Illuminating Co.                                       5,500           136
United Water Resources, Inc.                                 14,300           234
Washington Gas Light Co.                                     16,000           368
Western Gas Resources, Inc.                                  14,300           220
WICOR, Inc.                                                  10,000           351
WPL Holdings, Inc.                                           12,400           336

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
WPS Resources Corp.                                          10,000       $   246
Zurn Industries, Inc.                                         4,300           106
                                                                          -------
                                                                           12,964
                                                                          -------
TOTAL COMMON STOCK
  (Cost $235,652)                                                         268,546
                                                                          -------
CASH EQUIVALENTS--1.0%
MSTC Cash Reserve Liquid Asset Fund*
  5.33%, 05/07/97                                             2,604         2,604
                                                                          -------
TOTAL CASH EQUIVALENTS
  (Cost $2,604)                                                             2,604
                                                                          -------
TOTAL INVESTMENTS--100.1% (Cost $238,256)                                 271,150
                                                                          -------
OTHER ASSETS AND LIABILITIES--(0.1)% Other
  Assets                                                                    1,228
  Liabilities                                                              (1,491)
                                                                          -------
                                                                             (263)
                                                                          -------
NET ASSETS--100.0% (see Note 7)
Applicable to 20,016,385 outstanding $0.00001
  par value shares (unlimited shares
  authorized)                                                            $270,887
                                                                          =======

NET ASSET VALUE PER SHARE                                                  $13.53
                                                                            =====

---------------

+ Non-Income Producing Security.

* Interest rate represents the yield on report date.

See accompanying Notes to Financial Statements.

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)
Six months ended April 30, 1997 (Unaudited)

Investment income:
  Dividends                                                    $ 1,335
  Interest                                                          66
                                                               -------
    Total investment income                                      1,401
                                                               -------
Expenses:
  Investment advisory and administration fee                       591
  Transfer agency and shareholder service fees                     299
  Custodian fees                                                    66
  Portfolio accounting fees                                          7
  Registration fees                                                 33
  Professional fees                                                 27
  Shareholder reports                                               39
  Trustees' fees                                                     7
  Amortization of deferred organization costs                        7
  Insurance and other expenses                                       2
                                                               -------
                                                                 1,078
Less expenses reduced (see Note 4)                                (420)
                                                               -------
    Total expenses incurred by Fund                                658
                                                               -------
Net investment income                                              743
                                                               -------
Net realized loss on investments sold                             (438)
Net unrealized loss on investments                              (3,288)
                                                               -------
Net loss on investments                                         (3,726)
                                                               -------
Decrease in net assets resulting from operations               $(2,983)
                                                               =======

See accompanying Notes to Financial Statements.

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (in thousands)

                                                         Six months
                                                           ended
                                                         April 30,          Year ended
                                                            1997           October 31,
                                                        (Unaudited)            1996
                                                       --------------    ----------------
Operations:
  Net investment income                                   $    743           $    968
  Net realized loss on investments sold                       (438)              (647)
  Net unrealized gain (loss) on investments                 (3,288)            22,556
                                                          --------           --------
  Increase (Decrease) in net assets resulting from
    operations                                              (2,983)            22,877
                                                          --------           --------

Dividends to shareholders from net investment income          (998)              (673)
                                                          --------           --------
Capital share transactions:
  Proceeds from shares sold                                 99,998            106,790
  Net asset value of shares issued in reinvestment of
    dividends                                                  901                604
  Early withdrawal fees                                         34                 61
  Less payments for shares redeemed                        (35,190)           (42,608)
                                                          --------           --------
  Increase in net assets from capital share
    transactions                                            65,743             64,847
                                                          --------           --------
Total increase in net assets                                61,762             87,051
Net assets:
  Beginning of period                                      209,125            122,074
                                                          --------           --------
  End of period (including undistributed net
    investment income of $524 and $779, respectively)     $270,887           $209,125
                                                          ========           ========
Number of Fund shares:
  Sold                                                       7,052              8,182
  Reinvested                                                    64                 49
  Redeemed                                                  (2,492)            (3,271)
                                                          --------           --------
  Net increase in shares outstanding                         4,624              4,960
Shares outstanding:
  Beginning of period                                       15,392             10,432
                                                          --------           --------
  End of period                                             20,016             15,392
                                                          ========           ========

See accompanying Notes to Financial Statements.

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Six months ended April 30, 1997 (Unaudited)
1. DESCRIPTION OF THE FUND

The Schwab Small-Cap Index Fund(R) (the "Fund") is a series of Schwab Capital Trust (the "Trust"), a no-load, open-end, investment management company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers the Schwab International Index Fund(R), Schwab Asset Director(R) -- High Growth Fund, Schwab Asset
Director -- Balanced Growth Fund, Schwab Asset Director -- Conservative Growth Fund, Schwab S&P 500 Fund, Schwab Analytics Fund(TM), Schwab OneSource Portfolios -- International, Schwab OneSource Portfolios -- Growth Allocation and Schwab OneSource Portfolios -- Balanced Allocation. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in securities traded on an exchange and unlisted securities are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Fund's investment manager pursuant to guidelines adopted in good faith by the Board of Trustees. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions and investment income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Realized gains and losses from security transactions are determined on an identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is accrued on a daily basis.

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Deferred organization costs -- Costs incurred in connection with the organization of the Fund are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At April 30, 1997 (for financial reporting and federal income tax purposes), net unrealized gain aggregated $32,894,000, of which $52,583,000 related to appreciated securities and $19,689,000 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.50% of the first $300 million of average daily net assets and 0.45% of such assets over $300 million. The Investment Manager has reduced a portion of its fee for the six months ended April 30, 1997 (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of the average daily net assets for transfer agency services and 0.20% of such assets for shareholder services. Schwab has reduced a portion of its fee for the six months ended April 30, 1997 (see Note 4).

------------------------------------------------------------------------------

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the six months ended April 30, 1997, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $7,000 related to the Trust's unaffiliated trustees.

Other affiliate parties and transactions -- As of April 30, 1997, 9%, 6% and 1% of the outstanding shares of the Fund were owned by Schwab Asset Director(R)- High Growth Fund, Schwab Asset Director(R)-Balanced Growth Fund, Schwab Asset Director(R)-Conservative Growth Fund, respectively.

Interfund transactions -- During the period ended April 30, 1997, the Fund engaged in purchase transactions with funds that have a common investment advisor, common trustees, and common officers. These purchase transactions, made at current market value pursuant to Rule 17a-7 under the Act, were $32,564,000.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the six months ended April 30, 1997, the total of such fees reduced by the Investment Manager and Schwab was $314,000 and $106,000, respectively (see Note 8).

5. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated (in thousands) $103,850 and $39,509, respectively, for the six months ended April 30, 1997.

6. EARLY WITHDRAWAL FEES PAID TO THE FUND

The Fund assesses a 0.50% early withdrawal fee on redemption proceeds attributable to shares purchased and held less than six months. The early withdrawal fee is retained by the Fund and is treated as a contribution to capital. For the six months ended April 30, 1997, total early withdrawal fees retained by the Fund amounted to $34,000.

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

7. COMPOSITION OF NET ASSETS

At April 30, 1997, net assets consisted of (in thousands):

Paid-in-capital                                        $238,791
Undistributed net investment income                         524
Accumulated net realized loss on investments sold and
  foreign currency transactions                          (1,322)
Net unrealized gain on investments                       32,894
                                                       --------
  Total                                                $270,887
                                                       ========

At April 30, 1997, the Fund's Statement of Net Assets included: $1,009,000 payable for investments purchased, $348,000 payable for Fund shares redeemed, $10,000 payable for investment advisory and administration fee, $912,000 receivable for investments sold and $92,000 receivable for Fund shares sold.

------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                           Six months
                                             ended
                                           April 30,            Year ended           Period ended
                                              1997              October 31,          October 31,
                                          (Unaudited)        1996         1995          1994**
                                          ------------     --------     --------     ------------
Net asset value at beginning of period      $  13.59       $  11.70     $  10.05       $  10.00
Income from investment operations
-----------------------
 Net investment income                          0.04           0.07         0.10           0.06
 Net realized and unrealized gain (loss)
   on investments                              (0.04)          1.88         1.61             --
                                            --------       --------     --------       --------
 Total from investment operations                 --           1.95         1.71           0.06
Less distributions
------------
 Dividends from net investment income          (0.06)         (0.06)       (0.06)         (0.01)
 Distributions from realized gain on
   investments                                    --             --           --             --
                                            --------       --------     --------       --------
 Total distributions                           (0.06)         (0.06)       (0.06)         (0.01)
                                            --------       --------     --------       --------
Net asset value at end of period            $  13.53       $  13.59     $  11.70       $  10.05
                                            ========       ========     ========       ========
Total return (not annualized)                  (0.01)%        16.73%       17.11%          0.63%
--------
Ratios/Supplemental data
------------------
 Net assets, end of period (000s)           $270,887       $209,125     $122,074       $ 68,128
 Ratio of expenses to average net assets+       0.55%*         0.59%        0.68%          0.67%*
 Ratio of net investment income to
   average net assets+                          0.62%*         0.56%        0.68%          0.68%*
 Portfolio turnover rate                          16%            23%          24%            16%
 Average commission rate                    $   0.03       $   0.03           --             --

---------------

 + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average net assets       0.90%*         0.94%        1.02%          1.19%*
  Ratio of net investment income to
   average
    net assets                                  0.27%*         0.21%        0.34%          0.16%*

 *  Annualized

** For the period from December 3, 1993 (commencement of operations) to October 31, 1994.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                              SCHWABFUNDS FAMILY(R)
The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                         SCHWAB ASSET ALLOCATION FUNDS

                  Schwab Asset Director(R) -- High Growth Fund
                 Schwab Asset Director -- Balanced Growth Fund
               Schwab Asset Director -- Conservative Growth Fund
                Schwab OneSource Portfolios -- Growth Allocation
               Schwab OneSource Portfolios -- Balanced Allocation

                               SCHWAB STOCK FUNDS

                              Schwab 1000 Fund(R)
                              Schwab S&P 500 Fund
                           Schwab Analytics Fund(TM)
                         Schwab Small-Cap Index Fund(R)
                       Schwab International Index Fund(R)
                  Schwab OneSource Portfolios -- International

                                SCHWAB BOND FUNDS

        Schwab Government Bond Funds -- Long-Term and Short/Intermediate
         Schwab Tax-Free Bond Funds -- Long-Term and Short/Intermediate Schwab California Tax-Free Bond Funds -- Long-Term and Short/Intermediate

                            SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds* that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

Please call 1-800-2 NO-LOAD for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including charges and expenses. Please read it carefully before investing.

This report must be preceded or accompanied by a current prospectus.


*Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

                                                                 ==============
                                                                   BULK RATE
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 CHARLES SCHWAB
                                                                 ==============


SCHWABFUNDS
FAMILY(R)
101 Montgomery Street
San Francisco, California 94104


INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1997 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

TF4729R(5/97) CRS 20064 Printed on recycled paper.